UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-03416
Investment Company Act File Number

The Calvert Fund
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number, including area code)

September 30
Date of Fiscal Year End

December 31, 2017
Date of Reporting Period

Item 1. Schedule of Investments

Calvert Income Fund
Calvert Short Duration Income Fund
Calvert Long-Term Income Fund
Calvert Ultra-Short Duration Income Fund (formerly, Calvert Ultra-Short Income Fund)
Calvert High Yield Bond Fund

CALVERT INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 74.0%
Basic Materials - 1.1%
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	2,300,000	2,426,809
Sherwin-Williams Co. (The):
3.45%, 6/1/27 (a)	1,550,000	1,577,421
4.50%, 6/1/47	1,358,000	1,489,585
		5,493,815

Communications - 8.0%
AT&T, Inc.:
3.80%, 3/1/24	1,265,000	1,296,965
4.10%, 2/15/28 (b)	1,220,000	1,226,139
4.125%, 2/17/26	7,840,000	8,030,638
4.75%, 5/15/46	6,575,000	6,449,878
5.15%, 3/15/42	1,395,000	1,451,340
5.15%, 2/14/50	2,600,000	2,623,171
CBS Corp.:
2.90%, 1/15/27	1,575,000	1,473,577
4.60%, 1/15/45	1,825,000	1,866,361
Comcast Corp.:
3.20%, 7/15/36	2,180,000	2,075,689
4.25%, 1/15/33	1,400,000	1,527,572
NBCUniversal Media LLC, 4.45%, 1/15/43	2,800,000	3,059,874
Time Warner, Inc., 4.90%, 6/15/42	1,500,000	1,566,900
Verizon Communications, Inc.:
2.45%, 11/1/22	2,860,000	2,806,212
3.50%, 11/1/24	2,710,000	2,762,024
4.125%, 3/16/27 (a)	750,000	783,312
4.862%, 8/21/46	1,475,000	1,541,077
		40,540,729

Consumer, Cyclical - 11.2%
American Airlines Pass-Through Trust:
5.25%, 7/15/25	1,635,493	1,728,470
5.60%, 1/15/22 (b)	1,545,059	1,602,458
7.00%, 7/31/19 (b)	2,165,800	2,176,629
Azul Investments LLP, 5.875%, 10/26/24 (b)	3,460,000	3,447,025
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	1,000,000	1,057,500
CVS Health Corp., 3.875%, 7/20/25	1,594,000	1,643,829
CVS Pass-Through Trust, 6.036%, 12/10/28	2,626,647	2,923,372
Ford Motor Credit Co. LLC, 2.979%, 8/3/22	14,500,000	14,462,315
Home Depot, Inc. (The), 4.20%, 4/1/43	1,000,000	1,103,052
Latam Airlines Pass-Through Trust, 4.20%, 8/15/29	1,275,391	1,292,928
Mattel, Inc., 6.75%, 12/31/25 (b)	995,000	1,010,870
New Albertsons, Inc., 7.75%, 6/15/26	1,300,000	1,173,250

Newell Brands, Inc., 3.85%, 4/1/23	1,975,000	2,045,715
Nordstrom, Inc.:
4.00%, 3/15/27 (a)	1,113,000	1,110,628
5.00%, 1/15/44	1,600,000	1,546,789
Norwegian Air Shuttle ASA Pass-Through Trust, 4.875%, 11/10/29 (b)	1,000,189	1,011,441
Tapestry, Inc., 4.125%, 7/15/27	3,754,000	3,788,733
Virgin Australia Pass-Through Trust, 6.00%, 4/23/22 (b)	1,080,988	1,109,364
Walgreens Boots Alliance, Inc.:
3.45%, 6/1/26	1,935,000	1,916,389
4.65%, 6/1/46	2,450,000	2,588,931
Whirlpool Corp., 4.50%, 6/1/46	600,000	637,429
Wyndham Worldwide Corp.:
4.15%, 4/1/24	2,550,000	2,564,838
4.50%, 4/1/27	4,515,000	4,595,192
		56,537,147

Consumer, Non-cyclical - 5.7%
AbbVie, Inc., 4.30%, 5/14/36	1,445,000	1,552,160
Amgen, Inc.:
4.40%, 5/1/45	1,000,000	1,091,464
4.663%, 6/15/51	1,736,000	1,948,397
Becton Dickinson and Co.:
3.363%, 6/6/24	2,650,000	2,660,560
3.70%, 6/6/27	2,650,000	2,674,838
4.669%, 6/6/47	2,650,000	2,878,296
Ecolab, Inc.:
3.25%, 12/1/27 (b)	457,000	458,064
3.95%, 12/1/47 (b)	477,000	489,251
ERAC USA Finance LLC, 4.20%, 11/1/46 (b)	1,735,000	1,704,713
Grupo Bimbo SAB de CV:
4.50%, 1/25/22 (b)	2,000,000	2,113,169
4.875%, 6/27/44 (b)	1,250,000	1,301,179
Kaiser Foundation Hospitals, 3.15%, 5/1/27	941,000	942,743
Kraft Heinz Foods Co.:
3.00%, 6/1/26	1,250,000	1,204,736
4.375%, 6/1/46	1,250,000	1,242,072
5.20%, 7/15/45	1,500,000	1,654,860
MEDNAX, Inc., 5.25%, 12/1/23 (b)	1,625,000	1,657,500
Pfizer, Inc., 4.00%, 12/15/36	1,725,000	1,892,117
Zoetis, Inc., 4.70%, 2/1/43	1,430,000	1,603,363
		29,069,482

Energy - 0.8%
Oceaneering International, Inc., 4.65%, 11/15/24	4,090,000	3,984,160

Financial - 34.2%
Ally Financial, Inc.:
3.25%, 2/13/18	1,360,000	1,361,360
3.25%, 11/5/18	2,600,000	2,609,750
3.50%, 1/27/19	1,400,000	1,410,500

3.60%, 5/21/18	2,040,000	2,048,670
American Financial Group, Inc., 3.50%, 8/15/26	1,760,000	1,747,015
American International Group, Inc., 3.90%, 4/1/26	2,900,000	3,011,721
American Tower Corp.:
3.375%, 10/15/26	3,870,000	3,808,322
3.45%, 9/15/21	1,000,000	1,022,863
Banco Mercantil Del Norte S.A., 7.625% to 1/10/28 (b)(c)(d)	495,000	543,881
Banco Santander S.A., 3.80%, 2/23/28	2,460,000	2,464,729
Bank of America Corp.:
3.124% to 1/20/22, 1/20/23 (c)	1,125,000	1,141,719
3.419% to 12/20/27, 12/20/28 (b)(c)	3,085,000	3,088,594
3.593% to 7/21/27, 7/21/28 (c)	5,745,000	5,844,849
3.705% to 4/24/27, 4/24/28 (c)	700,000	719,115
3.824% to 1/20/27, 1/20/28 (c)	10,820,000	11,201,564
4.183%, 11/25/27	1,500,000	1,568,880
6.10% to 3/17/25 (a)(c)(d)	1,150,000	1,263,563
Bank of Montreal, 3.803% to 12/15/27, 12/15/32 (c)	2,600,000	2,573,688
Capital One Financial Corp.:
2.50%, 5/12/20	2,005,000	2,003,506
3.75%, 7/28/26	4,870,000	4,857,055
4.20%, 10/29/25	1,675,000	1,725,699
Capital One NA, 2.65%, 8/8/22	1,965,000	1,946,259
CBL & Associates LP, 5.95%, 12/15/26 (a)	1,900,000	1,770,073
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27 (c)(d)	1,750,000	1,758,837
Citigroup, Inc.:
2.65%, 10/26/20	1,465,000	1,470,788
2.75%, 4/25/22	2,800,000	2,796,812
3.668% to 7/24/27, 7/24/28 (c)	5,400,000	5,483,545
3.887% to 1/10/27, 1/10/28 (c)	9,925,000	10,282,021
4.60%, 3/9/26	3,750,000	3,996,651
6.25% to 8/15/26 (c)(d)	1,350,000	1,490,737
Citizens Financial Group, Inc.:
4.15%, 9/28/22 (b)	496,000	514,866
4.30%, 12/3/25	1,500,000	1,575,556
5.158% to 6/29/18, 6/29/23 (c)	1,430,000	1,448,657
Credit Acceptance Corp.:
6.125%, 2/15/21	2,100,000	2,131,500
7.375%, 3/15/23	1,040,000	1,094,600
Crown Castle International Corp.:
3.20%, 9/1/24	461,000	456,795
3.65%, 9/1/27	1,713,000	1,711,752
4.45%, 2/15/26	1,375,000	1,445,641
4.75%, 5/15/47	1,615,000	1,705,399
Digital Realty Trust LP, 4.75%, 10/1/25	2,000,000	2,177,289
Discover Bank, 7.00%, 4/15/20	2,500,000	2,726,246
EPR Properties, 4.50%, 6/1/27	2,570,000	2,588,733
Goldman Sachs Group, Inc. (The):
2.905% to 7/24/22, 7/24/23 (c)	2,113,000	2,100,196
2.908% to 6/5/22, 6/5/23 (c)	5,230,000	5,199,920
3.691% to 6/5/27, 6/5/28 (c)	7,370,000	7,483,260

International Finance Corp., 1.75%, 3/30/20	1,600,000	1,590,041
iStar, Inc., 6.00%, 4/1/22	2,667,000	2,767,012
MetLife, Inc.:
4.05%, 3/1/45	900,000	945,363
5.70%, 6/15/35	1,000,000	1,268,185
Morgan Stanley:
2.765%, (3 mo. USD LIBOR + 1.40%), 10/24/23 (e)	3,000,000	3,087,410
3.591% to 7/22/27, 7/22/28 (c)	10,500,000	10,606,290
4.00%, 7/23/25	1,515,000	1,587,452
Nationwide Building Society:
2.35%, 1/21/20 (b)	2,300,000	2,299,116
4.00%, 9/14/26 (b)	2,435,000	2,465,512
4.125% to 10/18/27, 10/18/32 (b)(c)	1,250,000	1,252,556
Prudential Financial, Inc., 4.60%, 5/15/44	1,000,000	1,138,962
Regions Financial Corp., 2.75%, 8/14/22	973,000	970,856
SBA Communications Corp., 4.00%, 10/1/22 (b)	1,935,000	1,947,094
Simon Property Group LP, 4.25%, 11/30/46	1,745,000	1,842,090
Synchrony Bank, 3.00%, 6/15/22	1,105,000	1,101,499
Synchrony Financial:
3.00%, 8/15/19	3,000,000	3,021,699
3.70%, 8/4/26	3,225,000	3,184,537
3.95%, 12/1/27	2,700,000	2,693,308
Synovus Financial Corp., 3.125%, 11/1/22	2,262,000	2,246,053
UniCredit SpA, 5.861% to 6/19/27, 6/19/32 (b)(c)	1,300,000	1,387,762
VFH Parent LLC / Orchestra Co-Issuer, Inc., 6.75%, 6/15/22 (b)	1,182,000	1,247,010
Westpac Banking Corp., 4.322% to 11/23/26, 11/23/31 (a)(c)	2,860,000	2,951,320
		172,974,303

Industrial - 3.0%
Carlisle Cos., Inc., 3.75%, 12/1/27	3,800,000	3,846,074
Johnson Controls International plc, 4.625% to 1/2/44, 7/2/44 (f)	2,275,000	2,513,490
Masco Corp.:
3.50%, 11/15/27 (a)	1,300,000	1,283,837
4.375%, 4/1/26	1,000,000	1,060,500
4.50%, 5/15/47	743,000	758,389
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (b)	3,000,000	3,058,612
SBA Tower Trust, 2.877%, 7/10/46 (b)	1,600,000	1,589,040
SMBC Aviation Capital Finance DAC, 3.00%, 7/15/22 (b)	1,011,000	1,002,125
		15,112,067

Technology - 8.9%
Apple, Inc., 3.00%, 6/20/27	1,878,000	1,871,494
Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	1,500,000	1,490,045
CA, Inc., 3.60%, 8/15/22	3,000,000	3,044,334
Dell International LLC / EMC Corp.:
4.42%, 6/15/21 (b)	4,779,000	4,983,221
8.35%, 7/15/46 (b)	870,000	1,123,774
DXC Technology Co., 4.75%, 4/15/27	1,750,000	1,863,896
EMC Corp., 1.875%, 6/1/18	4,429,000	4,408,274
Fidelity National Information Services, Inc., 4.50%, 8/15/46	880,000	920,175

Hewlett Packard Enterprise Co., 2.85%, 10/5/18	5,200,000	5,226,007
Microsoft Corp.:
3.95%, 8/8/56	1,510,000	1,614,839
4.45%, 11/3/45	1,335,000	1,567,215
NXP BV / NXP Funding LLC:
4.125%, 6/1/21 (b)	870,000	889,575
4.625%, 6/15/22 (b)	955,000	1,001,556
4.625%, 6/1/23 (b)	5,300,000	5,557,050
Oracle Corp.:
4.00%, 7/15/46	1,200,000	1,278,880
4.125%, 5/15/45	1,600,000	1,728,360
Seagate HDD Cayman:
4.875%, 3/1/24 (b)	2,140,000	2,154,250
4.875%, 6/1/27	4,710,000	4,510,685
		45,233,630

Utilities - 1.1%
Avangrid, Inc., 3.15%, 12/1/24	1,524,000	1,518,008
New York State Electric & Gas Corp., 3.25%, 12/1/26 (b)	1,180,000	1,190,679
NextEra Energy Operating Partners LP, 4.50%, 9/15/27 (b)	2,600,000	2,593,500
		5,302,187

Total Corporate Bonds (Cost $368,246,061)		374,247,520

ASSET-BACKED SECURITIES - 17.7%
Automobile - 0.3%
Skopos Auto Receivables Trust, Series 2015-1A, Class B, 5.43%, 12/15/23 (b)	1,418,745	1,425,807

Consumer Loan - 4.1%
Citi Held For Asset Issuance, Series 2016-MF1, Class A, 4.48%, 8/15/22 (b)	728,352	732,547
Conn Funding II LP:
Series 2016-B, Class B, 7.34%, 3/15/19 (b)	1,741,651	1,756,291
Series 2017-B, Class B, 4.52%, 11/15/20 (b)	2,070,000	2,071,677
Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.21%, 3/15/21 (b)	163,531	163,618
Marlette Funding Trust:
Series 2017-1A, Class B, 4.114%, 3/15/24 (b)	3,764,000	3,822,745
Series 2017-3A, Class A, 2.36%, 12/15/24 (b)	1,328,703	1,328,435
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 2.57%, 7/18/25 (b)	980,008	980,594
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class B, 3.65%, 6/15/23 (b)	3,500,000	3,533,071
Series 2017-3A, Class A, 2.36%, 11/15/23 (b)	6,570,182	6,575,629
		20,964,607

Other - 6.4%
Eagle I Ltd., Series 2014-1A, Class A1, 2.57%, 12/15/39 (b)	1,000,000	994,840
Element Rail Leasing I LLC:
Series 2014-1A, Class A1, 2.299%, 4/19/44 (b)	649,887	648,553
Series 2014-1A, Class A2, 3.668%, 4/19/44 (b)	2,700,000	2,734,445
Series 2014-1A, Class B1, 4.406%, 4/19/44 (b)	2,783,000	2,761,819

Element Rail Leasing II LLC, Series 2015-1A, Class A2, 3.585%, 2/19/45 (b)	3,900,000	3,919,072
FRS I LLC, Series 2013-1A, Class A2, 3.08%, 4/15/43 (b)	5,865,293	5,834,120
GMAT Trust, Series 2015-1A, Class A1, 4.25% to 2/25/18, 9/25/20 (b)(f)	746,902	753,020
InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (b)	725,000	742,979
Invitation Homes Trust:
Series 2015-SFR2, Class F, 5.191%, (1 mo. USD LIBOR + 3.70%), 6/17/32 (b)(e)	1,750,000	1,773,580
Series 2017-SFR2, Class D, 3.05%, (1 mo. USD LIBOR + 1.80%), 12/17/36 (b)(e)	1,647,000	1,664,216
Progress Residential Trust, Series 2016-SFR1, Class D, 4.21%, (1 mo. USD LIBOR + 2.75%), 9/17/33 (b)(e)	2,500,000	2,542,446
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (b)	990,208	986,981
SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38 (b)	832,570	857,585
Series 2014-1, Class A, 4.59%, 4/20/44 (b)	372,012	379,415
Series 2014-2, Class A, 4.02%, 7/20/44 (b)	1,246,733	1,203,020
TES LLC, Series 2017-1A, Class A, 4.33%, 10/20/47 (b)	1,700,000	1,710,166
Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32 (b)(f)	1,669,417	1,686,714
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (b)	1,350,000	1,343,854
		32,536,825

Whole Business - 6.9%
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (b)	8,197,734	8,218,850
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (b)	2,437,750	2,534,368
DB Master Finance LLC:
Series 2017-1A, Class A2I, 3.629%, 11/20/47 (b)	1,019,000	1,026,918
Series 2017-1A, Class A2II, 4.03%, 11/20/47 (b)	1,290,000	1,319,477
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (b)	2,744,000	2,842,365
Series 2016-1A, Class A2, 6.125%, 7/20/46 (b)	3,604,375	3,861,540
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (b)	681,575	691,032
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (b)	1,427,825	1,495,461
Taco Bell Funding LLC, Series 2016-1A, Class A2I, 3.832%, 5/25/46 (b)	2,518,125	2,557,504
Wendys Funding LLC:
Series 2015-1A, Class A2I, 3.371%, 6/15/45 (b)	6,256,000	6,289,575
Series 2015-1A, Class A2II, 4.08%, 6/15/45 (b)	1,612,875	1,654,735
Series 2018-1A, Class A2I, 3.573%, 3/15/48 (b)(g)	2,320,000	2,322,176
		34,814,001

Total Asset-Backed Securities (Cost $88,829,912)		89,741,240

U.S. TREASURY OBLIGATIONS - 0.3%
U.S. Treasury Bond, 2.75%, 8/15/47	1,600,000	1,600,545

Total U.S. Treasury Obligations (Cost $1,614,541)		1,600,545

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.4%
Barclays Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, 4.251%, (1 mo. USD LIBOR + 3.00%), 5/15/32 (b)(e)	800,000	803,405
Citigroup Commercial Mortgage Trust, Series 2015-SSHP, Class E, 4.877%, (1 mo. USD LIBOR + 3.40%), 9/15/27 (b)(e)	2,800,000	2,797,897

JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27 (b)	2,200,000	2,194,192
Series 2014-DSTY, Class C, 3.805%, 6/10/27 (b)(h)	1,500,000	1,482,449
Motel 6 Trust:
Series 2017-MTL6, Class D, 3.627%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (b)(e)	1,979,954	1,985,847
Series 2017-MTL6, Class E, 4.727%, (1 mo. USD LIBOR + 3.25%), 8/15/34 (b)(e)	2,679,637	2,693,235

Total Commercial Mortgage-Backed Securities (Cost $11,970,538)		11,957,025

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 2.9%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 5.629%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (b)(e)	1,142,617	1,165,724
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class B1, 6.002%, (1 mo. USD LIBOR + 4.45%), 3/25/30 (e)	1,391,667	1,480,983
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 4.152%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (e)	1,900,000	2,023,616
Series 2014-C03, Class 2M2, 4.452%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (e)	1,428,128	1,514,246
Series 2017-C05, Class 1B1, 5.152%, (1 mo. USD LIBOR + 3.60%), 1/25/30 (e)	1,530,000	1,517,895
Series 2017-C05, Class 1M2, 3.752%, (1 mo. USD LIBOR + 2.20%), 1/25/30 (e)	4,720,000	4,764,751
Series 2017-C06, Class 1B1, 5.702%, (1 mo. USD LIBOR + 4.15%), 2/25/30 (e)	1,370,000	1,415,174
Series 2017-C06, Class 1M2, 4.202%, (1 mo. USD LIBOR + 2.65%), 2/25/30 (e)	840,000	866,909

Total Collateralized Mortgage-Backed Obligations (Cost $14,267,148)		14,749,298

SOVEREIGN GOVERNMENT BONDS - 0.6%
Nacional Financiera SNC, 3.375%, 11/5/20 (b)	2,700,000	2,774,250

Total Sovereign Government Bonds (Cost $2,697,169)		2,774,250

FLOATING RATE LOANS (i) - 0.1%
Consumer, Cyclical - 0.1%
VFH Parent LLC, Term Loan, 5.135%, (3 mo. USD LIBOR + 3.75%), 12/30/21	410,870	415,920

Financial - 0.0% (j)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (k)(l)(m)	3,077,944	48,551

Total Floating Rate Loans (Cost $3,488,353)		464,471

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.0% (j)
Premier Aircraft Leasing EXIM 1 Ltd., 3.547%, 4/10/22	18	18

Total U.S. Government Agencies and Instrumentalities (Cost $18)		18

TIME DEPOSIT - 1.5%
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 1/2/18	7,797,516	7,797,516

Total Time Deposit (Cost $7,797,516)		7,797,516

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.21%	7,855,230	7,855,230

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $7,855,230)		7,855,230

Total Purchased Options (Cost $126,625) - 0.0% (j)		95,000

TOTAL INVESTMENTS (Cost $506,893,111) - 101.1%		511,282,113
Other assets and liabilities, net - (1.1%)		(5,364,923)
NET ASSETS - 100.0%		505,917,190

NOTES TO SCHEDULE OF INVESTMENTS
(a) All or a portion of this security was on loan at December 31, 2017. The aggregate market value of securities on loan at December 31, 2017 was $7,664,352 and the total market value of the collateral received by the Fund was $7,855,230.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $164,835,814, which represents 32.6% of the net assets of the Fund as of December 31, 2017.

(c) Security converts to floating rate after the indicated fixed-rate coupon period.
(d) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(e) Variable rate security. The stated interest rate represents the rate in effect at December 31, 2017.
(f) Multi-step coupon security. The interest rate disclosed is that which is in effect on December 31, 2017.
(g) When-issued security.
(h) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2017.
(i) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at December 31, 2017. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(j) Amount is less than 0.05%.
(k) For fair value measurement disclosure purposes, security is categorized as Level 3.
(l) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(m) Restricted security. Total market value of restricted securities amounts to $48,551, which represents less than 0.05% of the net assets of the Fund as of December 31, 2017.

Abbreviations:
LIBOR:	London Interbank Offered Rate
USD:	United States Dollar

PUT OPTIONS PURCHASED - 0.0% (j)
EXCHANGE-TRADED OPTIONS - 0.0% (j)
DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
U.S. 10-Year Treasury Note Futures 3/2018	265	$32,872,422	$122.00	2/23/18	$33,125
U.S. 10-Year Treasury Note Futures 3/2018	330	40,935,469	122.50	2/23/18	61,875

Total					$95,000

FUTURES	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 5-Year Treasury Note	15	3/2018	$1,742,461	($9,401)
U.S. Ultra-Long Treasury Bond	155	3/2018	25,986,719	114,737
Total Long				$105,336
Short:
U.S. 10-Year Treasury Note	(153)	3/2018	($18,979,172)	$106,580

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	3,077,944

At December 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts. During the fiscal year to date ended December 31, 2017, the Fund used futures contracts and options on futures contracts to hedge against fluctuation in interest rates and to manage overall duration of the Fund.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at December 31, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures Contracts*	$221,317	($9,401)
Options Purchased	95,000	—
Total	$316,317	($9,041)

* Amount represents cumulative unrealized appreciation (depreciation) on futures contracts.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.

The following table summarizes the market value of the Fund's holdings as of December 31, 2017, based on the inputs used to value them:

Investments in Securities - Assets	Level 1	Level 2	Level 3*	Total
Corporate Bonds	$—	$374,247,520	$—	$374,247,520
Asset-Backed Securities	—	89,741,240	—	89,741,240
U.S. Treasury Obligations	—	1,600,545	—	1,600,545
Commercial Mortgage-Backed Securities	—	11,957,025	—	11,957,025
Collateralized Mortgage-Backed Obligations	—	14,749,298	—	14,749,298
Sovereign Government Bonds	—	2,774,250	—	2,774,250
Floating Rate Loans	—	415,920	48,551	464,471
U.S. Government Agencies and Instrumentalities	—	18	—	18
Time Deposit	—	7,797,516	—	7,797,516
Short Term Investment of Cash Collateral for Securities Loaned	7,855,230	—	—	7,855,230
Total	$7,855,230	$503,283,332	$48,551	$511,187,113

Derivative Instruments - Assets
Futures Contracts**	$221,317	$—	$—	$221,317
Purchased Options	95,000	—	—	95,000
Total	$316,317	$—	$—	$316,317

Derivative Instruments - Liabilities
Futures Contracts**	($9,401)	$—	$—	($9,401)

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
** The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2017 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended December 31, 2017.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority and are categorized as Level 1 in the hierarchy.

Options Contracts: Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations. As the purchaser of an index option or option on a futures contract, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index or futures contract below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index or futures contract over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option or option on a futures contract is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index or futures contract (in the case of a put) or the excess of the value of the index or futures contract over the strike price of the option (in the case of a call) at contract termination. The Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 61.4%
Basic Materials - 0.9%
Air Liquide Finance SA, 1.75%, 9/27/21 (a)	2,000,000	1,941,808
Sherwin-Williams Co. (The):
2.25%, 5/15/20	6,700,000	6,680,980
2.75%, 6/1/22	3,400,000	3,389,868
		12,012,656

Communications - 5.3%
AT&T, Inc.:
2.85%, 2/14/23	5,000,000	5,024,959
3.20%, 3/1/22	4,000,000	4,046,538
3.40%, 8/14/24	3,889,000	3,913,732
3.60%, 2/17/23	6,000,000	6,143,907
3.80%, 3/15/22	10,760,000	11,129,744
3.80%, 3/1/24	1,650,000	1,691,693
BellSouth LLC, 4.285%, 4/26/21 (a)	9,200,000	9,265,359
Crown Castle Towers LLC, 3.222%, 5/15/42 (a)	2,765,000	2,798,401
DISH DBS Corp., 4.25%, 4/1/18	2,630,000	2,646,438
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (a)	2,000,000	1,996,638
Sprint Communications, Inc., 9.00%, 11/15/18 (a)	3,750,000	3,951,938
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.36%, 3/20/23 (a)	2,812,500	2,837,109
Telefonica Emisiones SAU, 3.192%, 4/27/18	3,000,000	3,010,893
Verizon Communications, Inc.:
2.45%, 11/1/22	9,685,000	9,502,856
2.946%, 3/15/22	2,984,000	3,004,765
		70,964,970

Consumer, Cyclical - 8.5%
American Airlines Pass-Through Trust:
Series B, 5.25%, 7/15/25	3,715,413	3,926,634
Series B, 5.60%, 1/15/22 (a)	8,255,880	8,562,586
Series B, 7.00%, 7/31/19 (a)	3,105,894	3,121,423
Azul Investments LLP, 5.875%, 10/26/24 (a)	3,210,000	3,197,962
CVS Health Corp.:
2.80%, 7/20/20	2,000,000	2,009,391
3.50%, 7/20/22	5,000,000	5,097,591
CVS Pass-Through Trust, 6.036%, 12/10/28	1,510,322	1,680,939
Delta Air Lines Pass-Through Trust, Series 1A, 6.20%, 1/2/20	1,861,821	1,894,403
Ford Motor Credit Co. LLC:
2.262%, 3/28/19	2,538,000	2,534,757
2.321%, (3 mo. USD LIBOR + 0.93%), 11/4/19 (b)	4,700,000	4,744,385
2.339%, (3 mo. USD LIBOR + 0.79%), 6/12/20 (b)	14,310,000	14,408,813
2.875%, 10/1/18	7,240,000	7,283,908
2.93%, (3 mo. USD LIBOR + 1.58%), 1/8/19 (b)	9,000,000	9,112,662

2.979%, 8/3/22	10,427,000	10,399,901
3.336%, 3/18/21	4,500,000	4,573,397
Newell Rubbermaid, Inc.:
2.60%, 3/29/19	850,000	853,096
3.15%, 4/1/21	5,000,000	5,059,260
Tapestry, Inc., 4.125%, 7/15/27	5,000,000	5,046,261
Virgin Australia Pass-Through Trust:
5.00%, 4/23/25 (a)	2,418,261	2,521,037
6.00%, 4/23/22 (a)	2,634,336	2,703,487
Walgreens Boots Alliance, Inc.:
2.70%, 11/18/19	3,000,000	3,019,187
3.30%, 11/18/21	2,000,000	2,034,933
Wyndham Worldwide Corp.:
2.50%, 3/1/18	3,075,000	3,076,031
4.15%, 4/1/24	6,500,000	6,537,822
		113,399,866

Consumer, Non-cyclical - 5.0%
Abbott Laboratories, 2.35%, 11/22/19	3,000,000	3,001,688
Amgen, Inc., 2.70%, 5/1/22	4,000,000	3,999,308
AstraZeneca plc, 2.375%, 11/16/20	5,000,000	4,995,496
Becton Dickinson and Co.:
2.133%, 6/6/19	4,100,000	4,092,040
2.404%, 6/5/20	2,628,000	2,615,108
2.675%, 12/15/19	6,600,000	6,626,179
2.894%, 6/6/22	2,628,000	2,613,924
3.363%, 6/6/24	4,100,000	4,116,338
Dr Pepper Snapple Group, Inc., 2.60%, 1/15/19	3,000,000	3,010,013
Grupo Bimbo SAB de CV, 4.50%, 1/25/22 (a)	5,000,000	5,282,922
JM Smucker Co. (The), 2.20%, 12/6/19	2,500,000	2,497,307
Kraft Heinz Foods Co.:
2.23%, (3 mo. USD LIBOR + 0.82%), 8/10/22 (b)	6,800,000	6,862,697
2.80%, 7/2/20	5,000,000	5,031,429
Life Technologies Corp., 6.00%, 3/1/20	3,200,000	3,426,463
Mondelez International Holdings Netherlands BV:
1.625%, 10/28/19 (a)	2,000,000	1,971,789
2.00%, 10/28/21 (a)	3,000,000	2,920,929
Unilever Capital Corp., 1.80%, 5/5/20	4,060,000	4,031,224
		67,094,854

Energy - 0.2%
Oceaneering International, Inc., 4.65%, 11/15/24	3,220,000	3,136,673

Financial - 27.9%
Ally Financial, Inc.:
3.25%, 2/13/18	7,860,000	7,867,860
3.25%, 11/5/18 (c)	11,800,000	11,844,250
3.50%, 1/27/19	3,900,000	3,929,250
3.60%, 5/21/18	6,365,000	6,392,051
American Tower Corp., 2.80%, 6/1/20	2,000,000	2,013,466

ANZ New Zealand International Ltd., 2.20%, 7/17/20 (a)	3,071,000	3,054,341
Bank of America Corp.:
2.151%, 11/9/20	27,925,000	27,814,136
2.816% to 7/21/22, 7/21/23 (d)	15,000,000	14,978,292
2.881% to 4/24/22, 4/24/23 (d)	7,200,000	7,214,056
3.124% to 1/20/22, 1/20/23 (d)	6,000,000	6,089,170
Capital One Bank, 2.25%, 2/13/19	7,355,000	7,346,826
Capital One Financial Corp.:
2.50%, 5/12/20	3,849,000	3,846,131
3.30%, 10/30/24	7,082,000	7,065,447
Capital One NA:
2.25%, 9/13/21	2,000,000	1,963,403
2.35%, 8/17/18	9,400,000	9,415,896
2.65%, 8/8/22	3,385,000	3,352,716
CBL & Associates LP, 5.95%, 12/15/26 (c)	2,962,000	2,759,450
Citibank NA, 1.966%, (3 mo. USD LIBOR + 0.34%), 3/20/19 (b)	3,600,000	3,603,757
Citigroup, Inc.:
1.70%, 4/27/18	13,555,000	13,542,548
2.65%, 10/26/20	7,980,000	8,011,526
2.70%, 3/30/21	7,000,000	7,023,851
2.75%, 4/25/22	7,200,000	7,191,801
2.876% to 7/24/22, 7/24/23 (d)	14,000,000	13,942,819
Citizens Bank NA:
2.027%, (3 mo. USD LIBOR + 0.54%), 3/2/20 (b)	3,250,000	3,257,400
2.25%, 3/2/20	4,300,000	4,281,525
Citizens Financial Group, Inc., 5.158% to 6/29/18, 6/29/23 (d)	10,575,000	10,712,973
Commonwealth Bank of Australia:
1.75%, 11/7/19 (a)(c)	3,500,000	3,464,829
2.00%, 9/6/21 (a)(c)	3,000,000	2,940,091
2.50%, 9/18/22 (a)	4,340,000	4,293,347
Credit Acceptance Corp., 6.125%, 2/15/21	3,250,000	3,298,750
Crown Castle International Corp.:
3.20%, 9/1/24	2,390,000	2,368,201
3.40%, 2/15/21	4,000,000	4,087,529
Digital Realty Trust LP, 3.95%, 7/1/22	3,540,000	3,701,336
Discover Bank:
2.60%, 11/13/18	1,000,000	1,003,580
3.10%, 6/4/20	1,000,000	1,012,374
8.70%, 11/18/19	2,107,000	2,317,556
ERP Operating LP, 2.375%, 7/1/19	2,000,000	2,005,268
Goldman Sachs Group, Inc. (The):
1.95%, 7/23/19	4,000,000	3,977,795
2.876% to 10/31/21, 10/31/22 (d)	5,033,000	5,020,732
2.905% to 7/24/22, 7/24/23 (d)	5,484,000	5,450,769
2.908% to 6/5/22, 6/5/23 (d)	6,000,000	5,965,492
Huntington National Bank (The), 2.20%, 11/6/18	2,225,000	2,227,382
International Finance Corp., 1.75%, 3/30/20	3,900,000	3,875,725
iStar, Inc., 6.00%, 4/1/22	1,666,000	1,728,475
KeyCorp., 2.90%, 9/15/20	5,000,000	5,049,699
Mitsubishi UFJ Financial Group, Inc., 2.19%, 9/13/21	3,000,000	2,946,948

Morgan Stanley:
2.213%, (3 mo. USD LIBOR + 0.80%), 2/14/20 (b)	7,000,000	7,029,059
2.617%, (3 mo. USD LIBOR + 1.22%), 5/8/24 (b)	7,200,000	7,356,864
2.765%, (3 mo. USD LIBOR + 1.40%), 10/24/23 (b)	9,000,000	9,262,230
2.80%, 6/16/20	5,000,000	5,047,767
4.875%, 11/1/22	4,875,000	5,254,478
National City Corp., 6.875%, 5/15/19	1,500,000	1,590,740
Nationwide Building Society, 2.35%, 1/21/20 (a)	6,200,000	6,197,616
Prudential Financial, Inc., 8.875% to 6/15/18, 6/15/38 (d)	9,566,000	9,850,589
Regions Bank, 2.25%, 9/14/18	3,375,000	3,379,178
Regions Financial Corp., 2.75%, 8/14/22	2,545,000	2,539,391
SBA Communications Corp., 4.00%, 10/1/22 (a)	2,525,000	2,540,781
Svenska Handelsbanken AB, 1.50%, 9/6/19	3,000,000	2,964,868
Synchrony Bank, 3.00%, 6/15/22	1,900,000	1,893,980
Synchrony Financial:
2.60%, 1/15/19	4,000,000	4,008,261
3.00%, 8/15/19	10,661,000	10,738,112
Synovus Financial Corp., 3.125%, 11/1/22	4,533,000	4,501,042
Toronto-Dominion Bank (The), 1.85%, 9/11/20	11,200,000	11,079,721
UDR, Inc., 3.70%, 10/1/20	2,000,000	2,054,310
Westpac Banking Corp.:
2.106%, (3 mo. USD LIBOR + 0.57%), 1/11/23 (b)	3,500,000	3,500,035
2.396%, (3 mo. USD LIBOR + 0.71%), 6/28/22 (b)(c)	8,000,000	8,060,247
		374,100,088

Industrial - 2.8%
Carlisle Cos., Inc., 3.50%, 12/1/24	2,044,000	2,062,757
CNH Industrial Capital LLC, 3.375%, 7/15/19	6,700,000	6,767,000
Masco Corp., 3.50%, 4/1/21	3,000,000	3,061,950
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (a)	2,500,000	2,548,843
Pentair Finance SA, 2.90%, 9/15/18	2,451,000	2,461,058
SBA Tower Trust, 2.24%, 4/9/43 (a)	12,000,000	12,002,374
SMBC Aviation Capital Finance DAC:
2.65%, 7/15/21 (a)	3,160,000	3,110,033
3.00%, 7/15/22 (a)(c)	2,625,000	2,601,955
Stanley Black & Decker, Inc., 1.622%, 11/17/18	3,000,000	2,989,624
		37,605,594

Technology - 9.9%
Apple, Inc.:
2.25%, 2/23/21	4,000,000	3,996,757
2.85%, 2/23/23	6,500,000	6,591,689
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	6,275,000	6,506,745
CA, Inc., 3.60%, 8/15/22	5,446,000	5,526,482
Dell International LLC / EMC Corp.:
3.48%, 6/1/19 (a)	9,150,000	9,266,987
4.42%, 6/15/21 (a)	19,650,000	20,489,705
DXC Technology Co.:
2.431%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (b)	23,000,000	23,058,444
2.875%, 3/27/20	1,898,000	1,908,148

EMC Corp., 1.875%, 6/1/18	13,246,000	13,184,013
Hewlett Packard Enterprise Co., 2.85%, 10/5/18	12,889,000	12,953,462
Microsoft Corp., 2.65%, 11/3/22	2,000,000	2,015,742
NXP BV / NXP Funding LLC:
3.75%, 6/1/18 (a)	5,000,000	5,042,500
3.875%, 9/1/22 (a)	3,480,000	3,527,850
4.125%, 6/1/21 (a)	1,630,000	1,666,675
4.625%, 6/15/22 (a)	3,705,000	3,885,619
4.625%, 6/1/23 (a)	2,755,000	2,888,617
QUALCOMM, Inc., 2.90%, 5/20/24	6,800,000	6,638,787
Seagate HDD Cayman, 4.875%, 3/1/24 (a)(c)	4,000,000	4,026,635
		133,174,857

Utilities - 0.9%
Avangrid, Inc., 3.15%, 12/1/24	3,984,000	3,968,334
Consolidated Edison, Inc., 2.00%, 5/15/21	1,000,000	985,423
WGL Holdings, Inc., 1.877%, (3 mo. USD LIBOR + 0.40%), 11/29/19 (b)	6,600,000	6,604,289
		11,558,046

Total Corporate Bonds (Cost $821,626,866)		823,047,604

ASSET-BACKED SECURITIES - 24.9%
Automobile - 5.1%
Avis Budget Rental Car Funding AESOP LLC:
Series 2013-1A, Class A, 1.92%, 9/20/19 (a)	21,135,000	21,105,240
Series 2013-2A, Class A, 2.97%, 2/20/20 (a)	14,689,000	14,789,737
Series 2013-2A, Class B, 3.66%, 2/20/20 (a)	2,000,000	2,020,293
Chesapeake Funding II LLC, Series 2017-4A, Class A1, 2.12%, 11/15/29 (a)	9,600,000	9,576,995
Credit Acceptance Auto Loan Trust:
Series 2015-1A, Class B, 2.61%, 1/17/23 (a)	1,908,140	1,910,924
Series 2017-2A, Class A, 2.55%, 2/17/26 (a)	4,315,000	4,288,370
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 2.31%, 12/14/21 (a)	6,450,000	6,447,215
Skopos Auto Receivables Trust, Series 2015-1A, Class B, 5.43%, 12/15/23 (a)	3,783,321	3,802,152
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A4, 1.52%, 8/16/21	4,780,000	4,734,298
		68,675,224

Consumer Loan - 9.6%
Avant Loans Funding Trust, Series 2016-C, Class C, 8.83%, 8/15/22 (a)	4,500,000	4,735,069
Citi Held For Asset Issuance:
Series 2015-PM1, Class C, 5.01%, 12/15/21 (a)	5,049,896	5,110,230
Series 2015-PM3, Class B, 4.31%, 5/16/22 (a)	849,321	852,662
Conn Funding II LP:
Series 2016-B, Class B, 7.34%, 3/15/19 (a)	1,187,489	1,197,471
Series 2017-A, Class A, 2.73%, 7/15/19 (a)	1,353,891	1,354,851
Series 2017-B, Class A, 2.73%, 7/15/20 (a)	10,650,000	10,646,422
Series 2017-B, Class B, 4.52%, 11/15/20 (a)	3,055,000	3,057,475
Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.21%, 3/15/21 (a)	913,591	914,078
Consumer Loan Underlying Bond Credit Trust:
Series 2017-NP1, Class A, 2.39%, 4/17/23 (a)	1,316,775	1,318,252

Series 2017-P1, Class A, 2.42%, 9/15/23 (a)	1,919,807	1,919,119
Series 2017-P2, Class A, 2.61%, 1/15/24 (a)	5,500,000	5,501,291
Marlette Funding Trust:
Series 2017-2A, Class A, 2.39%, 7/15/24 (a)	2,594,379	2,594,306
Series 2017-3A, Class A, 2.36%, 12/15/24 (a)	2,048,262	2,047,848
Murray Hill Marketplace Trust, Series 2016-LC1, Class B, 6.15%, 11/25/22 (a)	2,470,000	2,508,505
OneMain Financial Issuance Trust:
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)	261,110	261,483
Series 2015-1A, Class A, 3.19%, 3/18/26 (a)	7,000,000	7,044,505
Series 2015-2A, Class A, 2.57%, 7/18/25 (a)	5,501,409	5,504,699
Series 2017-1A, Class A2, 2.272%, (1 mo. USD LIBOR + 0.80%), 9/14/32 (a)(b)	6,350,000	6,387,315
Oportun Funding II LLC, Series 2016-A, Class A, 4.70%, 3/8/21 (a)	3,620,000	3,652,389
Oportun Funding VI LLC, Series 2017-A, Class A, 3.23%, 6/8/23 (a)	2,060,000	2,056,174
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class A, 2.56%, 6/15/23 (a)	4,816,316	4,832,565
Series 2017-1A, Class B, 3.65%, 6/15/23 (a)	5,010,000	5,057,339
Series 2017-2A, Class A, 2.41%, 9/15/23 (a)	4,826,757	4,832,878
Series 2017-2A, Class B, 3.48%, 9/15/23 (a)	4,450,000	4,465,519
Series 2017-3A, Class A, 2.36%, 11/15/23 (a)	21,895,928	21,914,079
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (a)	2,260,974	2,253,606
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (a)	6,192,414	6,238,557
Springleaf Funding Trust, Series 2015-AA, Class A, 3.16%, 11/15/24 (a)	10,330,000	10,372,718
		128,631,405

Other - 4.2%
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786%, 10/17/36 (a)	141,955	147,793
Colony American Homes, Series 2014-2A, Class B, 2.827%, (1 mo. USD LIBOR + 1.35%), 7/17/31 (a)(b)	4,871,234	4,892,019
Dell Equipment Finance Trust:
Series 2017-1, Class A2, 1.86%, 6/24/19 (a)	1,050,000	1,049,716
Series 2017-2, Class A3, 2.19%, 10/24/22 (a)	1,250,000	1,246,143
Eagle I Ltd., Series 2014-1A, Class A1, 2.57%, 12/15/39 (a)	2,125,000	2,114,035
Element Rail Leasing I LLC, Series 2014-1A, Class A1, 2.299%, 4/19/44 (a)	3,249,435	3,242,768
FRS I LLC:
Series 2013-1A, Class A1, 1.80%, 4/15/43 (a)	1,141,924	1,134,960
Series 2013-1A, Class A2, 3.08%, 4/15/43 (a)	6,662,285	6,626,876
Series 2013-1A, Class B, 3.96%, 4/15/43 (a)	5,980,778	5,965,156
Invitation Homes Trust:
Series 2015-SFR2, Class C, 3.491%, (1 mo. USD LIBOR + 2.00%), 6/17/32 (a)(b)	2,500,000	2,518,766
Series 2015-SFR2, Class D, 3.791%, (1 mo. USD LIBOR + 2.30%), 6/17/32 (a)(b)	2,000,000	2,015,201
Series 2017-SFR2, Class A, 2.341%, (1 mo. USD LIBOR + 0.85%), 12/17/36 (a)(b)	2,854,024	2,869,208
Series 2017-SFR2, Class B, 2.641%, (1 mo. USD LIBOR + 1.15%), 12/17/36 (a)(b)	2,097,000	2,105,325
Series 2017-SFR2, Class C, 2.941%, (1 mo. USD LIBOR + 1.45%), 12/17/36 (a)(b)	735,000	741,119
Leaf Receivables Funding 12 LLC, Series 2017-1, Class A2, 1.72%, 5/15/19 (a)	1,515,722	1,514,679
NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2, 2.56%, 10/17/22 (a)	1,400,000	1,396,546
Progress Residential Trust, Series 2015-SFR2, Class D, 3.684%, 6/12/32 (a)	1,221,000	1,224,288
SBA Tower Trust, Series 2014-1A, Class C, 2.898%, 10/11/44 (a)	7,000,000	7,019,656
Sierra Timeshare Receivables Funding LLC:
Series 2013-1A, Class B, 2.39%, 11/20/29 (a)	246,538	246,483
Series 2013-2A, Class B, 2.92%, 11/20/25 (a)(e)	293,969	293,993
Series 2013-3A, Class B, 2.70%, 10/20/30 (a)	21,364	21,352

Series 2014-1A, Class A, 2.07%, 3/20/30 (a)	556,814	555,581
Series 2014-1A, Class B, 2.42%, 3/20/30 (a)	556,814	555,742
Series 2014-3A, Class B, 2.80%, 10/20/31 (a)	788,448	787,407
Series 2015-2A, Class B, 3.02%, 6/20/32 (a)	1,019,507	1,018,663
Series 2015-3A, Class B, 3.08%, 9/20/32 (a)	1,301,517	1,297,825
Silverleaf Finance XVIII LLC, Series 2014-A, Class A, 2.81%, 1/15/27 (a)	1,014,618	1,011,794
Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, 1/20/21 (a)	2,920,000	2,904,452
		56,517,546

Student Loan - 0.7%
Commonbond Student Loan Trust, Series 2015-A, Class A, 3.20%, 6/25/32 (a)	1,552,555	1,567,779
Social Professional Loan Program LLC:
Series 2014-B, Class A1, 2.802%, (1 mo. USD LIBOR + 1.25%), 8/25/32 (a)(b)	2,032,851	2,058,131
Series 2014-B, Class A2, 2.55%, 8/27/29 (a)	833,114	833,118
Series 2015-A, Class A2, 2.42%, 3/25/30 (a)	971,282	971,804
Series 2015-B, Class B, 3.52%, 3/25/36 (a)	3,648,286	3,659,565
		9,090,397

Whole Business - 5.3%
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2, 4.474%, 3/20/43 (a)	12,474,735	12,506,868
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (a)	4,726,250	4,913,571
DB Master Finance LLC, Series 2017-1A, Class A2I, 3.629%, 11/20/47 (a)	2,667,000	2,687,723
Driven Brands Funding LLC, Series 2015-1A, Class A2, 5.216%, 7/20/45 (a)	6,076,000	6,293,809
FOCUS Brands Funding LLC, Series 2017-1A, Class A2I, 3.857%, 4/30/47 (a)	3,462,600	3,510,646
Taco Bell Funding LLC, Series 2016-1A, Class A2I, 3.832%, 5/25/46 (a)	12,343,750	12,536,786
Wendys Funding LLC:
Series 2015-1A, Class A2I, 3.371%, 6/15/45 (a)	18,694,688	18,795,018
Series 2015-1A, Class A2II, 4.08%, 6/15/45 (a)	9,506,188	9,752,908
		70,997,329

Total Asset-Backed Securities (Cost $333,929,002)		333,911,901

U.S. TREASURY OBLIGATIONS - 1.8%
U.S. Treasury Inflation Index Note, 0.125%, 4/15/22 (f)	14,199,920	14,107,388
U.S. Treasury Note, 1.875%, 12/15/20	10,000,000	9,971,298

Total U.S. Treasury Obligations (Cost $24,140,456)		24,078,686

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 5.5%
Bayview Opportunity Master Fund IVb Trust, Series 2016-CRT1, Class M1, 3.314%, (1 mo. USD LIBOR + 1.75%), 10/27/27 (a)(b)	3,833,887	3,842,976
Bellemeade Re Ltd., Series 2015-1A, Class M2, 5.629%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (a)(b)	6,190,127	6,315,308
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQA2, Class M2, 4.352%, (1 mo. USD LIBOR + 2.80%), 5/25/28 (b)	7,464,532	7,715,055
Series 2016-HQA1, Class M2, 4.302%, (1 mo. USD LIBOR + 2.75%), 9/25/28 (b)	5,500,000	5,649,378
Series 2016-HQA2, Class M2, 3.802%, (1 mo. USD LIBOR + 2.25%), 11/25/28 (b)	3,500,000	3,588,888
Series 2017-DNA3, Class M1, 2.302%, (1 mo. USD LIBOR + 0.75%), 3/25/30 (b)	3,692,446	3,713,508
Series 2017-HQA3, Class M1, 2.102%, (1 mo. USD LIBOR + 0.55%), 4/25/30 (b)	2,064,984	2,070,146
Federal National Mortgage Association Connecticut Avenue Securities:

Series 2014-C03, Class 2M2, 4.452%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (b)	5,141,260	5,451,286
Series 2014-C04, Class 1M2, 6.452%, (1 mo. USD LIBOR + 4.90%), 11/25/24 (b)	8,884,850	10,171,749
Series 2016-C03, Class 2M1, 3.752%, (1 mo. USD LIBOR + 2.20%), 10/25/28 (b)	1,704,308	1,718,303
Series 2016-C05, Class 2M1, 2.902%, (1 mo. USD LIBOR + 1.35%), 1/25/29 (b)	1,892,798	1,907,856
Series 2017-C01, Class 1M1, 2.852%, (1 mo. USD LIBOR + 1.30%), 7/25/29 (b)	4,041,827	4,088,257
Series 2017-C02, Class 2M1, 2.702%, (1 mo. USD LIBOR + 1.15%), 9/25/29 (b)	566,422	572,064
Series 2017-C04, Class 2M1, 2.402%, (1 mo. USD LIBOR + 0.85%), 11/25/29 (b)	5,144,337	5,174,918
Series 2017-C05, Class 1M2, 3.752%, (1 mo. USD LIBOR + 2.20%), 1/25/30 (b)	5,360,000	5,410,819
Series 2017-C06, Class 1M2, 4.202%, (1 mo. USD LIBOR + 2.65%), 2/25/30 (b)	1,400,000	1,444,848
Series 2017-C07, Class 1M1, 2.202%, (1 mo. USD LIBOR + 0.65%), 5/25/30 (b)	4,970,451	4,987,692

Total Collateralized Mortgage-Backed Obligations (Cost $72,982,898)		73,823,051

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.1%
BBCMS Trust, Series 2015-RRI, Class C, 3.401%, (1 mo. USD LIBOR + 2.15%), 5/15/32 (a)(b)	3,000,000	3,009,810
CLNS Trust, Series 2017-IKPR, Class B, 2.432%, (1 mo. USD LIBOR + 1.00%), 6/11/32 (a)(b)	6,770,000	6,777,264
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.543%, 4/20/50 (a)	763,269	759,119
Credit Suisse Mortgage Capital Trust:
Series 2015-DEAL, Class B, 3.327%, (1 mo. USD LIBOR + 1.85%), 4/15/29 (a)(b)	10,000,000	10,011,480
Series 2015-TOWN, Class A, 2.727%, (1 mo. USD LIBOR + 1.25%), 3/15/28 (a)(b)	3,000,000	3,002,394
GS Mortgage Securities Corp. Trust, Series 2014-NEW, Class B, 3.79%, 1/10/31 (a)	3,500,000	3,589,472
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27 (a)	4,200,000	4,188,913
Series 2014-DSTY, Class C, 3.805%, 6/10/27 (a)(e)	3,000,000	2,964,899
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 1.95%, (1 mo. USD LIBOR + 0.70%), 11/15/34 (a)(b)	7,700,000	7,710,010
Motel 6 Trust:
Series 2017-MTL6, Class C, 2.877%, (1 mo. USD LIBOR + 1.40%), 8/15/34 (a)(b)	4,337,042	4,345,520
Series 2017-MTL6, Class D, 3.627%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (a)(b)	2,188,370	2,194,883
TRU Trust, Series 2016-TOYS, Class A, 3.727%, (1 mo. USD LIBOR + 2.25%), 11/15/30 (a)(b)	5,429,427	5,406,980

Total Commercial Mortgage-Backed Securities (Cost $54,063,464)		53,960,744

SOVEREIGN GOVERNMENT BONDS - 0.5%
Nacional Financiera SNC, 3.375%, 11/5/20 (a)	6,000,000	6,165,000

Total Sovereign Government Bonds (Cost $5,993,710)		6,165,000

FLOATING RATE LOANS (g) - 0.1%
Consumer, Cyclical - 0.1%
VFH Parent LLC, Term Loan, 5.135%, (3 mo. USD LIBOR + 3.75%), 12/30/21	1,040,870	1,053,664

Financial - 0.0% (h)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (i)(j)(k)	385,345	6,078

Total Floating Rate Loans (Cost $1,425,048)		1,059,742

TIME DEPOSIT - 0.9%
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 1/2/18	12,396,962	12,396,962

Total Time Deposit (Cost $12,396,962)		12,396,962

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.21%	12,273,985	12,273,985

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $12,273,985)		12,273,985

Total Purchased Options (Cost $354,227) - 0.0% (h)		265,938

TOTAL INVESTMENTS (Cost $1,339,186,618) - 100.1%		1,340,983,613
Other assets and liabilities, net - (0.1%)		(990,372)
NET ASSETS - 100.0%		1,339,993,241

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $546,083,817, which represents 40.8% of the net assets of the Fund as of December 31, 2017.

(b) Variable rate security. The stated interest rate represents the rate in effect at December 31, 2017.
(c) All or a portion of this security was on loan at December 31, 2017. The aggregate market value of securities on loan at December 31, 2017 was $11,994,898 and the total market value of collateral received was $12,273,985.

(d) Security converts to floating rate after the indicated fixed-rate coupon period.
(e) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2017.
(f) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(g) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at December 31, 2017. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(h) Amount is less than 0.05%.
(i) For fair value measurement disclosure purposes, security is categorized as Level 3.
(j) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(k) Restricted security. Total market value of restricted securities amounts to $6,078, which represents less than 0.05% of the net assets of the Fund as of December 31, 2017.

Abbreviations:
LIBOR:	London Interbank Offered Rate
USD:	United States Dollar

PUT OPTIONS PURCHASED - 0.0% (h)
EXCHANGE-TRADED OPTIONS - 0.0% (h)
DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
U.S. 10-Year Treasury Note Futures 3/2018	740	$91,794,688	$122.00	2/23/18	$92,500
U.S. 10-Year Treasury Note Futures 3/2018	925	114,743,383	122.50	2/23/18	173,438
Total					$265,938

FUTURES	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 2 Year Treasury Note	700	3/2018	$149,876,563	($290,177)
U.S. 5 Year Treasury Note	353	3/2018	41,005,914	(115,331)
Total Long				($405,508)
Short:
U.S. 10 Year Treasury Note	(47)	3/2018	($5,830,203)	$37,455

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	385,345

At December 31, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. During the fiscal year to date ended December 31, 2017, the Fund used U.S. Treasury futures contracts and option contracts to hedge against fluctutation in interest rates and to manage overall duration of the Fund.

At December 31, 2017, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Futures contracts*	$37,455	($405,508)
Options purchased	$265,938	$—

* Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of December 31, 2017, based on the inputs used to value them:

Investments in Securities - Assets	Level 1	Level 2	Level 3*	Total
Corporate Bonds	$—	$823,047,604	$—	$823,047,604
Asset-Backed Securities	—	333,911,901	—	333,911,901
U.S. Treasury Obligations	—	24,078,686	—	24,078,686
Collateralized Mortgage-Backed Obligations	—	73,823,051	—	73,823,051
Commercial Mortgage-Backed Securities	—	53,960,744	—	53,960,744
Sovereign Government Bonds	—	6,165,000	—	6,165,000
Floating Rate Loans	—	1,053,664	6,078	1,059,742
Time Deposit	—	12,396,962	—	12,396,962
Short Term Investment of Cash Collateral for Securities Loaned	12,273,985	—	—	12,273,985
Total	$12,273,985	$1,328,437,612	$6,078	$1,340,717,675

Derivative Instruments - Assets
Futures Contracts**	$37,455	$—	$—	$37,455
Put Options Purchased	265,938	—	—	265,938
Total	$303,393	$—	$—	$303,393

Derivative Instruments - Liabilities
Futures Contracts**	($405,508)	$—	$—	($405,508)

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
** The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2017 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended December 31, 2017.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority and are categorized as Level 1 in the hierarchy.
Investment Transactions and Income. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.

Options Contracts: Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations. As the purchaser of an index option or option on a futures contract, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index or futures contract below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index or futures contract over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option or futures contract is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index or futures contract (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. The Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT LONG-TERM INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 78.1%
Basic Materials - 0.8%
Sherwin-Williams Co. (The):
3.45%, 6/1/27	242,000	246,281
4.50%, 6/1/47	425,000	466,181
		712,462

Communications - 12.4%
Amazon.com, Inc., 4.80%, 12/5/34	400,000	470,567
AT&T, Inc.:
4.125%, 2/17/26	1,015,000	1,039,681
4.75%, 5/15/46	2,000,000	1,961,940
5.15%, 3/15/42	660,000	686,656
5.30%, 8/14/58	700,000	704,567
CBS Corp.:
2.90%, 1/15/27	230,000	215,189
4.60%, 1/15/45	225,000	230,099
Comcast Corp.:
3.20%, 7/15/36	515,000	490,358
4.25%, 1/15/33	335,000	365,526
Crown Castle Towers LLC, 3.663%, 5/15/25 (a)	487,000	496,540
NBCUniversal Media LLC, 4.45%, 1/15/43	1,000,000	1,092,812
Time Warner, Inc.:
4.85%, 7/15/45	190,000	200,138
4.90%, 6/15/42	500,000	522,300
Verizon Communications, Inc.:
4.125%, 3/16/27 (b)	350,000	365,545
4.522%, 9/15/48	500,000	493,897
4.862%, 8/21/46	1,425,000	1,488,837
		10,824,652

Consumer, Cyclical - 7.2%
Azul Investments LLP, 5.875%, 10/26/24 (a)	530,000	528,013
CVS Pass-Through Trust, 6.036%, 12/10/28	242,965	270,412
Ford Motor Credit Co. LLC, 3.815%, 11/2/27	1,020,000	1,022,038
Home Depot, Inc. (The):
3.50%, 9/15/56	260,000	250,607
4.40%, 3/15/45	400,000	453,685
Mattel, Inc., 6.75%, 12/31/25 (a)	170,000	172,712
Nordstrom, Inc.:
4.00%, 3/15/27	168,000	167,642
5.00%, 1/15/44	238,000	230,085
Norwegian Air Shuttle ASA Pass-Through Trust, 4.875%, 11/10/29 (a)	190,512	192,655
Starbucks Corp., 3.75%, 12/1/47	632,000	641,627
Tapestry, Inc., 4.125%, 7/15/27	632,000	637,847

Virgin Australia Pass-Through Trust, 6.00%, 4/23/22 (a)	131,029	134,468
Walgreens Boots Alliance, Inc., 4.65%, 6/1/46	550,000	581,189
Whirlpool Corp., 4.50%, 6/1/46	200,000	212,476
Wyndham Worldwide Corp., 4.50%, 4/1/27	765,000	778,587
		6,274,043

Consumer, Non-cyclical - 11.0%
AbbVie, Inc., 4.30%, 5/14/36	420,000	451,147
Amgen, Inc.:
4.40%, 5/1/45	200,000	218,293
4.663%, 6/15/51	559,000	627,393
Becton Dickinson and Co.:
3.70%, 6/6/27	450,000	454,218
4.669%, 6/6/47	325,000	352,998
Ecolab, Inc., 3.95%, 12/1/47 (a)	261,000	267,703
ERAC USA Finance LLC:
4.20%, 11/1/46 (a)	265,000	260,374
5.625%, 3/15/42 (a)	435,000	515,053
Grupo Bimbo SAB de CV, 4.875%, 6/27/44 (a)	250,000	260,236
JM Smucker Co. (The), 3.375%, 12/15/27	1,075,000	1,078,362
Johnson & Johnson:
3.55%, 3/1/36	200,000	207,606
4.375%, 12/5/33	200,000	228,270
Kaiser Foundation Hospitals, 3.15%, 5/1/27	319,000	319,591
Kraft Heinz Foods Co.:
3.00%, 6/1/26	350,000	337,326
4.375%, 6/1/46	1,275,000	1,266,914
5.20%, 7/15/45	500,000	551,620
Kroger Co. (The), 3.875%, 10/15/46	450,000	413,311
Massachusetts Institute of Technology, 3.959%, 7/1/38	250,000	276,037
MEDNAX, Inc., 5.25%, 12/1/23 (a)	200,000	204,000
Merck & Co., Inc., 3.70%, 2/10/45	400,000	418,249
PepsiCo, Inc., 4.60%, 7/17/45	365,000	424,607
Pfizer, Inc., 4.00%, 12/15/36	275,000	301,642
Zoetis, Inc., 4.70%, 2/1/43	210,000	235,459
		9,670,409

Energy - 0.8%
Oceaneering International, Inc., 4.65%, 11/15/24	710,000	691,627

Financial - 29.0%
American Financial Group, Inc., 3.50%, 8/15/26	240,000	238,229
American International Group, Inc., 3.90%, 4/1/26	420,000	436,180
American Tower Corp., 3.375%, 10/15/26	850,000	836,453
Banco Santander S.A., 3.80%, 2/23/28	540,000	541,038
Bank of America Corp.:
3.419% to 12/20/27, 12/20/28 (a)(c)	536,000	536,624
3.705% to 4/24/27, 4/24/28 (c)	190,000	195,188
3.824% to 1/20/27, 1/20/28 (c)	2,485,000	2,572,633
4.183%, 11/25/27	500,000	522,960

6.10% to 3/17/25 (b)(c)(d)	150,000	164,813
Bank of Montreal, 3.803% to 12/15/27, 12/15/32 (c)	900,000	890,892
Capital One Financial Corp.:
3.75%, 7/28/26	665,000	663,232
4.20%, 10/29/25	200,000	206,054
CBL & Associates LP, 5.95%, 12/15/26 (b)	300,000	279,485
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27 (c)(d)	250,000	251,263
Chubb INA Holdings, Inc., 4.15%, 3/13/43	250,000	271,874
Citigroup, Inc.:
3.668% to 7/24/27, 7/24/28 (c)	600,000	609,283
3.887% to 1/10/27, 1/10/28 (c)	2,370,000	2,455,253
4.60%, 3/9/26	670,000	714,068
6.25% to 8/15/26 (c)(d)	175,000	193,244
Citizens Financial Group, Inc., 4.30%, 12/3/25	590,000	619,719
Credit Acceptance Corp.:
6.125%, 2/15/21	250,000	253,750
7.375%, 3/15/23	160,000	168,400
Crown Castle International Corp.:
3.65%, 9/1/27	312,000	311,773
4.45%, 2/15/26	340,000	357,468
4.75%, 5/15/47	385,000	406,550
Digital Realty Trust LP:
3.70%, 8/15/27	490,000	494,413
4.75%, 10/1/25	415,000	451,787
EPR Properties, 4.50%, 6/1/27	450,000	453,280
Goldman Sachs Group, Inc. (The), 3.691% to 6/5/27, 6/5/28 (c)	1,800,000	1,827,662
MetLife, Inc.:
4.05%, 3/1/45	325,000	341,381
5.70%, 6/15/35	175,000	221,932
Morgan Stanley, 3.591% to 7/22/27, 7/22/28 (c)	2,280,000	2,303,080
Nationwide Building Society, 4.125% to 10/18/27, 10/18/32 (a)(c)	1,135,000	1,137,321
Principal Financial Group, Inc., 4.625%, 9/15/42	450,000	502,712
Prudential Financial, Inc.:
3.935%, 12/7/49 (a)	484,000	495,544
4.60%, 5/15/44	200,000	227,792
Simon Property Group LP, 4.25%, 11/30/46	255,000	269,188
Synchrony Financial:
3.70%, 8/4/26	535,000	528,288
3.95%, 12/1/27	500,000	498,761
UniCredit SpA, 5.861% to 6/19/27, 6/19/32 (a)(c)	450,000	480,379
Westpac Banking Corp., 4.322% to 11/23/26, 11/23/31 (b)(c)	420,000	433,411
		25,363,357

Industrial - 3.3%
Carlisle Cos., Inc., 3.75%, 12/1/27	625,000	632,578
Illinois Tool Works, Inc., 3.90%, 9/1/42	355,000	381,014
Johnson Controls International plc, 4.625%, 7/2/44	550,000	607,657
Masco Corp.:
3.50%, 11/15/27	325,000	320,959
4.45%, 4/1/25	150,000	159,795

4.50%, 5/15/47	257,000	262,323
Xylem, Inc., 4.375%, 11/1/46	475,000	510,727
		2,875,053

Technology - 8.8%
Apple, Inc.:
3.00%, 6/20/27	313,000	311,916
3.45%, 2/9/45	350,000	342,135
Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	500,000	496,682
Dell International LLC / EMC Corp.:
6.02%, 6/15/26 (a)	550,000	607,286
8.35%, 7/15/46 (a)	380,000	490,844
DXC Technology Co., 4.75%, 4/15/27	1,000,000	1,065,083
Fidelity National Information Services, Inc., 4.50%, 8/15/46	120,000	125,478
Microsoft Corp.:
3.95%, 8/8/56	530,000	566,798
4.45%, 11/3/45	785,000	921,546
Oracle Corp.:
4.00%, 7/15/46	480,000	511,552
4.125%, 5/15/45	650,000	702,146
QUALCOMM, Inc., 3.25%, 5/20/27 (b)	300,000	293,182
Seagate HDD Cayman, 4.875%, 6/1/27	1,340,000	1,283,295
		7,717,943

Utilities - 4.8%
American Water Capital Corp.:
3.75%, 9/1/47	940,000	971,595
4.00%, 12/1/46	500,000	534,650
CMS Energy Corp., 3.00%, 5/15/26	500,000	491,680
Consolidated Edison Co. of New York, Inc.:
4.30%, 12/1/56	260,000	284,229
4.50%, 12/1/45	100,000	115,188
Series C, 4.00%, 11/15/57	420,000	440,570
New York State Electric & Gas Corp., 3.25%, 12/1/26 (a)	820,000	827,421
NextEra Energy Operating Partners LP, 4.50%, 9/15/27 (a)	500,000	498,750
		4,164,083

Total Corporate Bonds (Cost $66,616,752)		68,293,629

U.S. TREASURY OBLIGATIONS - 6.8%
U.S. Treasury Bond, 2.75%, 8/15/47	4,360,000	4,361,485
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47 (e)	1,532,775	1,596,985

Total U.S. Treasury Obligations (Cost $5,886,909)		5,958,470

ASSET-BACKED SECURITIES - 6.7%
American Homes 4 Rent, Series 2014-SFR2, Class A, 3.786%, 10/17/36 (a)	425,866	443,378
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (a)	388,050	403,430

Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.21%, 3/15/21 (a)	54,510	54,539
DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47 (a)	425,000	434,711
Driven Brands Funding LLC, Series 2015-1A, Class A2, 5.216%, 7/20/45 (a)	490,000	507,565
FOCUS Brands Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47 (a)	447,750	468,960
GMAT Trust, Series 2015-1A, Class A1, 4.25% to 9/25/18, 9/25/20 (a)(f)	186,725	188,255
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (a)	500,000	505,155
Skopos Auto Receivables Trust, Series 2015-1A, Class B, 5.43%, 12/15/23 (a)	472,915	475,269
TES LLC, Series 2017-1A, Class A, 4.33%, 10/20/47 (a)	285,000	286,704
Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32 (a)(f)	239,583	242,066
United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	602,798	606,779
Wendys Funding LLC, Series 2015-1A, Class A23, 4.497%, 6/15/45 (a)	1,173,000	1,202,306

Total Asset-Backed Securities (Cost $5,674,064)		5,819,117

TAXABLE MUNICIPAL OBLIGATIONS - 3.5%
General Obligations - 1.4%
Massachusetts, Green Bonds, 3.277%, 6/1/46	1,300,000	1,258,088

Special Tax Revenue - 1.3%
Connecticut, Special Tax Revenue, 5.459%, 11/1/30 (g)	1,000,000	1,143,450

Water and Sewer - 0.8%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	555,000	651,847

Total Taxable Municipal Obligations (Cost $2,948,319)		3,053,385

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 2.0%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 5.629%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (a)(h)	285,654	291,431
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2017-DNA3, Class B1, 6.002%, (1 mo. USD LIBOR + 4.45%), 3/25/30 (h)	286,666	305,064
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C05, Class 1B1, 5.152%, (1 mo. USD LIBOR + 3.60%), 1/25/30 (h)	670,000	664,699
Series 2017-C06, Class 1B1, 5.702%, (1 mo. USD LIBOR + 4.15%), 2/25/30 (h)	240,000	247,914
Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	214,954	213,941

Total Collateralized Mortgage-Backed Obligations (Cost $1,674,409)		1,723,049

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.1%
Federal National Mortgage Association, Series 2017-M13, Class A2, 2.939%, 9/25/27 (i)	1,000,000	1,004,242

Total U.S. Government Agency Mortgage-Backed Securities (Cost $1,008,611)		1,004,242

FLOATING RATE LOANS (j) - 0.0% (k)
Financial - 0.0% (k)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (l)(m)(n)	4,817	76

Total Floating Rate Loans (Cost $4,817)		76

TIME DEPOSIT - 0.8%
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 1/2/18	715,197	715,197

Total Time Deposit (Cost $715,197)		715,197

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.21%	901,970	901,970

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $901,970)		901,970

Total Options Purchased (Cost $21,858) - 0.0% (k)		16,500

TOTAL INVESTMENTS (Cost $85,452,906) - 100.0%		87,485,635
Other assets and liabilities, net - (0.0%) (k)		(31,380)
NET ASSETS - 100.0%		87,454,255

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $13,609,692, which represents 15.6% of the net assets of the Fund as of December 31, 2017.

(b) All or a portion of this security was on loan at December 31, 2017. The aggregate market value of securities on loan at December 31, 2017 was $880,283 and the total market value of the collateral received by Portfolio was $901,970.

(c) Security converts to floating rate after the indicated fixed-rate coupon period.
(d) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(e) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(f) Multi-step coupon security. The interest rate disclosed is that which is in effect on December 31, 2017.
(g) Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(h) Variable rate security. The stated interest rate represents the rate in effect at December 31, 2017.
(i) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2017.
(j) Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(k) Amount is less than 0.05% or (0.05%), as applicable.
(l) Restricted security. Total market value of restricted securities amounts to $76, which represents less than 0.05% of the net assets of the Fund as of December 31, 2017.
(m) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(n) For fair value measurement disclosure purposes, security is categorized as Level 3.

Abbreviations:
LIBOR:	London Interbank Offered Rate
Currency Abbreviations:
USD:	United States Dollar

PUT OPTIONS PURCHASED - 0.0% (k)
EXCHANGE-TRADED OPTIONS - 0.0% (k)
DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE
U.S. 10-Year Treasury Note Futures 3/2018	45	$5,582,109	$122.00	2/23/18	$5,625
U.S. 10-Year Treasury Note Futures 3/2018	58	7,194,719	122.50	2/23/18	10,875
Total					$16,500

FUTURES	NUMBER OF CONTRACTS	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT	VALUE/NET UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Ultra-Long Treasury Bond	43	3/2018	$7,209,219	$31,831
Short:
U.S. 10-Year Treasury Note	(34)	3/2018	($4,217,594)	$20,400

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	4,817

During the fiscal year to date ended December 31, 2017, the Fund used futures contracts and options on futures contracts to hedge against interest rate changes and to manage overall duration of the Fund.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at December 31, 2017 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative
Futures contracts	$52,231	*	$—
Options purchased	16,500		—
Total	$68,731		$—

* Amount represents cumulative unrealized appreciation on futures contracts.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of December 31, 2017, based on the inputs used to value them:

Investments in Securities - Assets	Level 1	Level 2	Level 3*	Total
Corporate Bonds	$—	$68,293,629	$—	$68,293,629
U.S. Treasury Obligations	—	5,958,470	—	5,958,470
Asset-Backed Securities	—	5,819,117	—	5,819,117
Taxable Municipal Obligations	—	3,053,385	—	3,053,385
Collateralized Mortgage-Backed Obligations	—	1,723,049	—	1,723,049
U.S. Government Agency Mortgage-Backed Securities	—	1,004,242	—	1,004,242
Floating Rate Loans	—	—	76	76
Time Deposit	—	715,197	—	715,197
Short Term Investment of Cash Collateral for Securities Loaned	901,970	—	—	901,970
Total	$901,970	$86,567,089	$76	$87,469,135

Derivative Instruments - Assets
Futures Contracts**	$52,231	$—	$—	$52,231
Options Purchased	16,500	—	—	16,500
Total	$68,731	$—	$—	$68,731

* None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
** The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2017 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended December 31, 2017.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority and are categorized as Level 1 in the hierarchy.
Options Contracts: Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option or option on a futures contract, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index or futures contract below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index or futures contract over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT ULTRA-SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 53.2%
Communications - 6.4%
AT&T, Inc.:
2.206%, (3 mo. USD LIBOR + 0.67%), 3/11/19 (a)(b)	10,879,000	10,935,647
2.303%, (3 mo. USD LIBOR + 0.89%), 2/14/23 (a)	6,535,000	6,590,666
2.623%, (3 mo. USD LIBOR + 0.93%), 6/30/20 (a)	7,000,000	7,086,095
BellSouth LLC, 4.285%, 4/26/21 (c)	5,800,000	5,841,204
DISH DBS Corp., 4.25%, 4/1/18	1,625,000	1,635,156
eBay, Inc., 1.857%, (3 mo. USD LIBOR + 0.48%), 8/1/19 (a)(b)	12,142,000	12,177,237
Verizon Communications, Inc.:
1.996%, (3 mo. USD LIBOR + 0.55%), 5/22/20 (a)	8,000,000	8,049,317
2.37%, (3 mo. USD LIBOR + 0.77%), 6/17/19 (a)	3,675,000	3,706,277
2.60%, (3 mo. USD LIBOR + 1.00%), 3/16/22 (a)	6,000,000	6,121,762
		62,143,361

Consumer, Cyclical - 5.3%
Daimler Finance North America LLC:
1.641%, (3 mo. USD LIBOR + 0.25%), 11/5/18 (a)(c)	7,000,000	7,000,580
1.875%, 1/11/18 (c)	4,980,000	4,979,837
Ford Motor Credit Co. LLC:
2.321%, (3 mo. USD LIBOR + 0.93%), 11/4/19 (a)	12,000,000	12,113,325
2.339%, (3 mo. USD LIBOR + 0.79%), 6/12/20 (a)	16,525,000	16,639,108
2.379%, (3 mo. USD LIBOR + 0.83%), 3/12/19 (a)	6,000,000	6,031,267
Wyndham Worldwide Corp., 2.50%, 3/1/18	5,035,000	5,036,688
		51,800,805

Consumer, Non-cyclical - 3.4%
Becton Dickinson and Co., 2.133%, 6/6/19	4,000,000	3,992,234
Conagra Brands, Inc., 1.90%, 1/25/18	1,772,000	1,771,568
JM Smucker Co. (The), 2.20%, 12/6/19	2,500,000	2,497,307
Kraft Heinz Foods Co.:
1.823%, (3 mo. USD LIBOR + 0.42%), 8/9/19 (a)	4,300,000	4,311,173
1.98%, (3 mo. USD LIBOR + 0.57%), 2/10/21 (a)	6,500,000	6,519,261
2.23%, (3 mo. USD LIBOR + 0.82%), 8/10/22 (a)	3,000,000	3,027,660
McKesson Corp., 2.284%, 3/15/19	5,000,000	5,002,047
Mondelez International Holdings Netherlands BV, 1.988%, (3 mo. USD LIBOR + 0.61%), 10/28/19 (a)(c)	2,000,000	2,007,897
Mondelez International, Inc., 1.897%, (3 mo. USD LIBOR + 0.52%), 2/1/19 (a)	3,618,000	3,627,406
		32,756,553

Financial - 27.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19	6,354,000	6,456,155
Ally Financial, Inc.:
3.25%, 2/13/18	11,052,000	11,063,052
4.75%, 9/10/18	7,144,000	7,251,160
Banco Santander S.A., 2.552%, (3 mo. USD LIBOR + 1.09%), 2/23/23 (a)	3,330,000	3,352,808

Bank of America Corp.:
1.9711%, (3 mo. USD LIBOR + 0.65%), 10/1/21 (a)	4,500,000	4,522,690
2.023%, (3 mo. USD LIBOR + 0.66%), 7/21/21 (a)	17,450,000	17,539,427
2.205%, (3 mo. USD LIBOR + 0.87%), 4/1/19 (a)	3,500,000	3,528,596
2.543%, (3 mo. USD LIBOR + 1.18%), 10/21/22 (a)	4,000,000	4,081,201
2.65%, 4/1/19	7,951,000	7,996,977
Bank of Montreal:
1.786%, (3 mo. USD LIBOR + 0.25%), 9/11/19 (a)	12,000,000	12,001,001
2.029%, (3 mo. USD LIBOR + 0.44%), 6/15/20 (a)	15,000,000	15,043,159
Capital One Financial Corp., 2.173%, (3 mo. USD LIBOR + 0.76%), 5/12/20 (a)	5,000,000	5,024,627
Capital One NA:
1.65%, 2/5/18	8,000,000	7,999,795
2.217%, (3 mo. USD LIBOR + 0.82%), 8/8/22 (a)	4,380,000	4,379,747
2.329%, (3 mo. USD LIBOR + 0.765%), 9/13/19 (a)	15,000,000	15,073,326
2.35%, 8/17/18	5,000,000	5,008,456
Citibank NA, 2.049%, (3 mo. USD LIBOR + 0.50%), 6/12/20 (a)	11,600,000	11,660,242
Citigroup, Inc.:
2.593%, (3 mo. USD LIBOR + 1.07%), 12/8/21 (a)	5,000,000	5,083,308
2.681%, (3 mo. USD LIBOR + 1.31%), 10/26/20 (a)	5,000,000	5,106,091
Citizens Bank NA:
2.027%, (3 mo. USD LIBOR + 0.54%), 3/2/20 (a)	3,750,000	3,758,538
2.032%, (3 mo. USD LIBOR + 0.57%), 5/26/20 (a)	3,000,000	3,009,300
Citizens Financial Group, Inc., 5.158% to 6/29/18, 6/29/23 (d)	1,540,000	1,560,092
Commonwealth Bank of Australia:
1.986%, (3 mo. USD LIBOR + 0.45%), 3/10/20 (a)(c)	10,000,000	10,049,434
2.00%, (3 mo. USD LIBOR + 0.40%), 9/18/20 (a)(c)	7,000,000	7,011,454
Danske Bank AS, 1.997%, (3 mo. USD LIBOR + 0.51%), 3/2/20 (a)(c)	7,000,000	7,025,805
Goldman Sachs Group, Inc. (The), 2.405%, (3 mo. USD LIBOR + 0.73%), 12/27/20 (a)	15,673,000	15,735,226
Huntington National Bank (The), 2.20%, 4/1/19	4,000,000	4,000,237
Morgan Stanley:
2.103%, (3 mo. USD LIBOR + 0.74%), 7/23/19 (a)	11,850,000	11,925,462
2.20%, 12/7/18	2,255,000	2,258,084
2.213%, (3 mo. USD LIBOR + 0.80%), 2/14/20 (a)	24,160,000	24,260,296
Prudential Financial, Inc., 8.875% to 6/15/18, 6/15/38 (d)	6,696,000	6,895,206
Synchrony Financial, 2.60%, 1/15/19	6,000,000	6,012,392
Westpac Banking Corp.:
1.939%, (3 mo. USD LIBOR + 0.43%), 3/6/20 (a)	4,000,000	4,017,181
2.106%, (3 mo. USD LIBOR + 0.57%), 1/11/23 (a)	3,500,000	3,500,035
2.396%, (3 mo. USD LIBOR + 0.71%), 6/28/22 (a)	5,000,000	5,037,654
		268,228,214

Industrial - 1.1%
CNH Industrial Capital LLC, 3.375%, 7/15/19	3,300,000	3,333,000
Pentair Finance S.a.r.l., 2.90%, 9/15/18	7,814,000	7,846,064
		11,179,064

Technology - 8.4%
Dell International LLC / EMC Corp., 3.48%, 6/1/19 (c)	11,000,000	11,140,641
DXC Technology Co., 2.431%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (a)	24,000,000	24,060,985
EMC Corp., 1.875%, 6/1/18	14,244,000	14,177,342

Hewlett Packard Enterprise Co.:
2.85%, 10/5/18	13,468,000	13,535,357
3.273%, (3 mo. USD LIBOR + 1.93%), 10/5/18 (a)	1,000,000	1,012,878
NXP BV / NXP Funding LLC, 3.75%, 6/1/18 (c)	10,000,000	10,085,000
Seagate HDD Cayman, 3.75%, 11/15/18	7,083,000	7,190,130
		81,202,333

Utilities - 0.9%
WGL Holdings, Inc., 1.877%, (3 mo. USD LIBOR + 0.40%), 11/29/19 (a)	8,400,000	8,405,459

Total Corporate Bonds (Cost $514,422,896)		515,715,789

ASSET-BACKED SECURITIES - 27.5%
Automobile - 7.7%
Avis Budget Rental Car Funding AESOP LLC:
Series 2012-3A, Class A, 2.10%, 3/20/19 (c)	3,128,500	3,128,614
Series 2013-1A, Class A, 1.92%, 9/20/19 (c)	18,790,000	18,763,542
Series 2013-2A, Class A, 2.97%, 2/20/20 (c)	7,500,000	7,551,435
CarFinance Capital Auto Trust:
Series 2014-2A, Class A, 1.44%, 11/16/20 (c)	421,708	421,354
Series 2015-1A, Class A, 1.75%, 6/15/21 (c)	1,868,239	1,866,030
Chesapeake Funding II LLC:
Series 2017-3A, Class A2, 1.817%, (1 mo. USD LIBOR + 0.34%), 8/15/29 (a)(c)	7,940,000	7,949,195
Series 2017-4A, Class A1, 2.12%, 11/15/29 (c)	6,400,000	6,384,663
Enterprise Fleet Financing LLC:
Series 2016-1, Class A2, 1.83%, 9/20/21 (c)	6,927,844	6,924,776
Series 2017-3, Class A2, 2.13%, 5/22/23 (c)	2,000,000	1,997,173
Hertz Fleet Lease Funding LP:
Series 2017-1, Class A1, 2.082%, (1 mo. USD LIBOR + 0.65%), 4/10/31 (a)(c)	8,250,000	8,265,612
Series 2017-1, Class A2, 2.13%, 4/10/31 (c)	675,000	672,539
OneMain Direct Auto Receivables Trust:
Series 2016-1A, Class A, 2.04%, 1/15/21 (c)	529,856	530,061
Series 2017-2A, Class A, 2.31%, 12/14/21 (c)	3,000,000	2,998,705
OSCAR US Funding Trust VII LLC, Series 2017-2A, Class A2B, 2.082%, (1 mo. USD LIBOR + 0.65%), 11/10/20 (a)(c)	7,500,000	7,511,063
		74,964,762

Consumer Loan - 13.4%
Avant Loans Funding Trust, Series 2017-A, Class A, 2.41%, 3/15/21 (c)	5,639,677	5,643,748
Citi Held For Asset Issuance:
Series 2015-PM1, Class C, 5.01%, 12/15/21 (c)	13,423,435	13,583,812
Series 2015-PM2, Class B, 4.00%, 3/15/22 (c)	1,688,303	1,691,504
Series 2015-PM3, Class B, 4.31%, 5/16/22 (c)	1,732,615	1,739,431
Conn Funding II LP:
Series 2016-B, Class B, 7.34%, 3/15/19 (c)	10,291,572	10,378,083
Series 2017-A, Class A, 2.73%, 7/15/19 (c)	3,889,456	3,892,211
Series 2017-B, Class A, 2.73%, 7/15/20 (c)	8,130,000	8,127,268
Consumer Loan Underlying Bond Credit Trust:
Series 2017-NP1, Class A, 2.39%, 4/17/23 (c)	2,846,558	2,849,750
Series 2017-P1, Class A, 2.42%, 9/15/23 (c)	10,284,991	10,281,303

Series 2017-P2, Class A, 2.61%, 1/15/24 (c)	3,390,000	3,390,796
OneMain Financial Issuance Trust:
Series 2014-2A, Class A, 2.47%, 9/18/24 (c)	793,684	794,815
Series 2015-1A, Class A, 3.19%, 3/18/26 (c)	11,786,000	11,860,933
Series 2015-2A, Class A, 2.57%, 7/18/25 (c)	9,387,141	9,392,755
Series 2016-2A, Class A, 4.10%, 3/20/28 (c)	1,900,000	1,926,909
Series 2017-1A, Class A2, 2.272%, (1 mo. USD LIBOR + 0.80%), 9/14/32 (a)(c)	4,150,000	4,174,387
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class A, 2.56%, 6/15/23 (c)	14,651,011	14,700,441
Series 2017-2A, Class A, 2.41%, 9/15/23 (c)	10,744,719	10,758,343
Series 2017-3A, Class A, 2.36%, 11/15/23 (c)	14,675,279	14,687,445
		129,873,934

Other - 4.6%
Colony American Homes, Series 2014-1A, Class B, 2.827%, (1 mo. USD LIBOR + 1.35%), 5/17/31 (a)(c)	3,750,000	3,760,964
Dell Equipment Finance Trust:
Series 2015-2, Class A3, 1.72%, 9/22/20 (c)	846,994	846,919
Series 2017-1, Class A1, 1.35%, 5/22/18 (c)	2,334,791	2,333,543
Series 2017-2, Class A2A, 1.97%, 2/24/20 (c)	2,250,000	2,245,998
DLL Securitization Trust, Series 2017-A, Class A2, 1.89%, 7/15/20 (c)	3,500,000	3,494,360
Invitation Homes Trust:
Series 2017-SFR2, Class A, 2.341%, (1 mo. USD LIBOR + 0.85%), 12/17/36 (a)(c)	1,972,722	1,983,218
Series 2017-SFR2, Class B, 2.641%, (1 mo. USD LIBOR + 1.15%), 12/17/36 (a)(c)	1,006,000	1,009,994
NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A1, 2.157%, (1 mo. USD LIBOR + 0.68%), 10/17/22 (a)(c)	1,250,000	1,253,112
Sierra Timeshare Receivables Funding LLC:
Series 2013-1A, Class B, 2.39%, 11/20/29 (c)	565,305	565,177
Series 2013-3A, Class B, 2.70%, 10/20/30 (c)	409,162	408,915
Series 2014-1A, Class A, 2.07%, 3/20/30 (c)	476,772	475,716
Series 2014-1A, Class B, 2.42%, 3/20/30 (c)	278,407	277,871
Verizon Owner Trust, Series 2016-1A, Class A, 1.42%, 1/20/21 (c)	26,645,000	26,503,123
		45,158,910

Student Loan - 1.8%
Social Professional Loan Program LLC:
Series 2014-A, Class A1, 3.152%, (1 mo. USD LIBOR + 1.60%), 6/25/25 (a)(c)	1,948,193	1,976,713
Series 2014-B, Class A1, 2.802%, (1 mo. USD LIBOR + 1.25%), 8/25/32 (a)(c)	1,057,083	1,070,228
Series 2015-A, Class A1, 2.529%, (1 mo. USD LIBOR + 1.20%), 3/25/33 (a)(c)	1,191,505	1,213,720
Series 2016-B, Class A1, 2.752%, (1 mo. USD LIBOR + 1.20%), 6/25/33 (a)(c)	606,911	617,257
Series 2016-B, Class A2A, 1.68%, 3/25/31 (c)	1,704,163	1,702,323
Series 2016-C, Class A2A, 1.48%, 5/26/31 (c)	1,055,470	1,051,587
Series 2016-E, Class A2A, 1.63%, 1/25/36 (c)	9,513,546	9,482,796
		17,114,624

Total Asset-Backed Securities (Cost $267,050,171)		267,112,230

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 8.5%
Bayview Opportunity Master Fund IVb Trust, Series 2016-CRT1, Class M1, 3.314%, (1 mo. USD LIBOR + 1.75%), 10/27/27 (a)(c)	3,833,887	3,842,976
Bellemeade Re Ltd., Series 2015-1A, Class M2, 5.629%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (a)(c)	6,538,054	6,670,271

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA1, Class M1, 2.752%, (1 mo. USD LIBOR + 1.20%), 7/25/29 (a)	2,846,067	2,883,867
Series 2017-DNA2, Class M1, 2.752%, (1 mo. USD LIBOR + 1.20%), 10/25/29 (a)	4,967,328	5,042,812
Series 2017-HQA1, Class M1, 2.752%, (1 mo. USD LIBOR + 1.20%), 8/25/29 (a)	2,809,875	2,842,494
Series 2017-HQA2, Class M1, 2.352%, (1 mo. USD LIBOR + 0.80%), 12/25/29 (a)	2,890,417	2,906,972
Series 2017-HQA3, Class M1, 2.102%, (1 mo. USD LIBOR + 0.55%), 4/25/30 (a)	1,376,656	1,380,097
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C04, Class 1M2, 6.452%, (1 mo. USD LIBOR + 4.90%), 11/25/24 (a)	9,136,093	10,459,382
Series 2016-C03, Class 1M1, 3.552%, (1 mo. USD LIBOR + 2.00%), 10/25/28 (a)	4,606,412	4,682,096
Series 2016-C03, Class 2M1, 3.752%, (1 mo. USD LIBOR + 2.20%), 10/25/28 (a)	1,947,534	1,963,527
Series 2016-C07, Class 2M1, 2.852%, (1 mo. USD LIBOR + 1.30%), 5/25/29 (a)	5,581,990	5,624,297
Series 2017-C01, Class 1M1, 2.852%, (1 mo. USD LIBOR + 1.30%), 7/25/29 (a)	6,282,404	6,354,573
Series 2017-C02, Class 2M1, 2.702%, (1 mo. USD LIBOR + 1.15%), 9/25/29 (a)	2,265,687	2,288,258
Series 2017-C04, Class 2M1, 2.402%, (1 mo. USD LIBOR + 0.85%), 11/25/29 (a)	5,144,337	5,174,918
Series 2017-C05, Class 1M1, 2.102%, (1 mo. USD LIBOR + 0.55%), 1/25/30 (a)	15,450,348	15,459,866
Motel 6 Trust, Series 2017-MTL6, Class A, 2.397%, (1 mo. USD LIBOR + 0.92%), 8/15/34 (a)(c)	4,962,291	4,982,819

Total Collateralized Mortgage-Backed Obligations (Cost $82,072,906)		82,559,225

U.S. TREASURY OBLIGATIONS - 7.2%
U.S. Treasury Inflation-Protected Index Notes, 0.125%, 4/15/18 (e)	13,589,391	13,576,739
U.S. Treasury Notes:
1.125%, 1/31/19	12,000,000	11,909,379
1.25%, 11/30/18	6,000,000	5,971,080
1.25%, 6/30/19	29,000,000	28,744,089
1.75%, 11/30/19	10,000,000	9,974,778

Total U.S. Treasury Obligations (Cost $70,224,584)		70,176,065

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.9%
BAMLL Commercial Mortgage Securities Trust, Series 2013-DSNY, Class B, 2.977%, (1 mo. USD LIBOR +1.50%), 9/15/26 (a)(c)	2,000,000	2,004,100
BBCMS Trust, Series 2015-RRI, Class B, 2.951%, (1 mo. USD LIBOR + 1.70%), 5/15/32 (a)(c)	3,500,000	3,503,999
Colony Multifamily Mortgage Trust, Series 2014-1, Class A, 2.543%, 4/20/50 (c)	967,913	962,651
Credit Suisse Mortgage Capital Trust, Series 2015-TOWN, Class A, 2.727%, (1 mo. USD LIBOR + 1.25%), 3/15/28 (a)(c)	7,000,000	7,005,586
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 1.95%, (1 mo. USD LIBOR + 0.70%), 11/15/34 (a)(c)	4,700,000	4,706,110

Total Commercial Mortgage-Backed Securities (Cost $18,156,674)		18,182,446

MUNICIPAL OBLIGATIONS - 0.7%
Other Revenue - 0.7%
New York City Industrial Development Agency, NY, (MMC Corp.), (LOC: JPMorgan Chase Bank, N.A.), 1.90%, 11/1/35 (f)(g)	6,435,000	6,435,000

Total Municipal Obligations (Cost $6,435,000)		6,435,000

TIME DEPOSIT - 0.4%
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 1/2/18	4,028,523	4,028,523

Total Time Deposit (Cost $4,028,523)		4,028,523

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0% (h)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.21%	24,660	24,660

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $24,660)		24,660

TOTAL INVESTMENTS (Cost $962,415,414) - 99.4%		964,233,938
Other assets and liabilities, net - 0.6%		5,480,085
NET ASSETS - 100.0%		969,714,023

NOTES TO SCHEDULE OF INVESTMENTS
(a) Variable rate security. The stated interest rate represents the rate in effect at December 31, 2017.
(b) All or a portion of this security was out on loan at December 31, 2017. The aggregate market value of securities on loan at December 31, 2017 was $24,113 and the total market value of the collateral received by the Portfolio was $24,660.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $365,932,594, which represents 37.7% of the net assets of the Fund as of December 31, 2017.

(d) Security converts to floating rate after the indicated fixed-rate coupon period.
(e) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(f) Variable rate demand obligation that may be tendered at par on any day for payment in 7 calendar days. The stated interest rate, which resets monthly, represents the rate in effect at December 31, 2017.

(g) Taxable municipal obligation.
(h) Amount is less than 0.05%.

Abbreviations:
LIBOR:	London Interbank Offered Rate
LOC:	Letter of Credit
Currency Abbreviation:
USD:	United States Dollar

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.
The following table summarizes the market value of the Fund's holdings as of December 31, 2017, based on the inputs used to value them:

Investments in Securities - Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$515,715,789	$—	$515,715,789
Asset-Backed Securities	—	267,112,230	—	267,112,230
Collateralized Mortgage-Backed Obligations	—	82,559,225	—	82,559,225
U.S. Treasury Obligations	—	70,176,065	—	70,176,065
Commercial Mortgage-Backed Securities	—	18,182,446	—	18,182,446
Municipal Obligations	—	6,435,000	—	6,435,000
Time Deposit	—	4,028,523	—	4,028,523
Short Term Investment of Cash Collateral for Securities Loaned	24,660	—	—	24,660
Total	$24,660	$964,209,278	$—	$964,233,938

The Fund held no investments or other financial instruments as of September 30, 2017 whose fair value was determined using Level 3 inputs. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended December 31, 2017.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2017 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 87.2%
Basic Materials - 1.3%
Big River Steel LLC / BRS Finance Corp., 7.25%, 9/1/25 (a)	240,000	254,400
Constellium NV, 5.875%, 2/15/26 (a)	1,415,000	1,445,069
Mercer International, Inc., 5.50%, 1/15/26 (a)	110,000	111,925
PQ Corp., 5.75%, 12/15/25 (a)	85,000	86,700
Versum Materials, Inc., 5.50%, 9/30/24 (a)	600,000	643,500
		2,541,594

Communications - 24.4%
Altice US Finance I Corp., 5.50%, 5/15/26 (a)	2,000,000	2,042,500
Cablevision Systems Corp., 5.875%, 9/15/22	2,000,000	1,975,000
CBS Radio, Inc., 7.25%, 11/1/24 (a)(b)	1,565,000	1,657,922
Cequel Communications Holdings I LLC / Cequel Capital Corp., 6.375%, 9/15/20 (a)(b)	1,225,000	1,246,437
Cincinnati Bell, Inc., 7.00%, 7/15/24 (a)	340,000	338,300
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	1,500,000	1,522,500
CommScope Technologies LLC:
5.00%, 3/15/27 (a)	255,000	255,638
6.00%, 6/15/25 (a)	1,500,000	1,601,250
CSC Holdings LLC, 6.75%, 11/15/21	1,000,000	1,075,000
Digicel Group Ltd., 8.25%, 9/30/20 (a)	1,000,000	986,300
DISH DBS Corp., 6.75%, 6/1/21	2,500,000	2,634,375
EIG Investors Corp., 10.875%, 2/1/24	1,145,000	1,276,675
Gray Television, Inc., 5.125%, 10/15/24 (a)	500,000	500,000
Hughes Satellite Systems Corp.:
5.25%, 8/1/26	535,000	547,706
6.625%, 8/1/26	185,000	194,250
Inmarsat Finance plc, 6.50%, 10/1/24 (a)	500,000	508,750
Intelsat Jackson Holdings S.A., 9.75%, 7/15/25 (a)	280,000	270,200
Level 3 Financing, Inc., 5.375%, 8/15/22	2,000,000	2,030,600
Match Group, Inc., 5.00%, 12/15/27 (a)(b)	140,000	142,450
MDC Partners, Inc., 6.50%, 5/1/24 (a)	900,000	909,000
Netflix, Inc.:
4.875%, 4/15/28 (a)	390,000	382,687
5.50%, 2/15/22	2,465,000	2,603,656
Qualitytech LP / QTS Finance Corp., 4.75%, 11/15/25 (a)	235,000	238,525
Salem Media Group, Inc., 6.75%, 6/1/24 (a)	500,000	500,000
Sinclair Television Group, Inc., 5.125%, 2/15/27 (a)(b)	1,000,000	996,250
Sirius XM Radio, Inc.:
5.00%, 8/1/27 (a)	285,000	287,138
6.00%, 7/15/24 (a)	1,197,000	1,268,820
Sprint Capital Corp., 6.90%, 5/1/19	3,000,000	3,146,250
Sprint Corp., 7.125%, 6/15/24 (b)	2,000,000	2,040,000
Symantec Corp., 5.00%, 4/15/25 (a)	1,190,000	1,240,575
T-Mobile USA, Inc.:

6.125%, 1/15/22	1,500,000	1,551,000
6.50%, 1/15/26	1,000,000	1,093,750
Tribune Media Co., 5.875%, 7/15/22	1,000,000	1,032,500
Unitymedia GmbH, 6.125%, 1/15/25 (a)	1,000,000	1,060,000
UPC Holding BV, 5.50%, 1/15/28 (a)	1,405,000	1,369,875
Virgin Media Finance plc, 5.75%, 1/15/25 (a)	1,000,000	1,023,750
VTR Finance BV, 6.875%, 1/15/24 (a)	290,000	306,675
West Corp.:
4.75%, 7/15/21 (a)(b)	1,731,000	1,756,965
8.50%, 10/15/25 (a)(b)	385,000	382,113
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27 (a)	1,000,000	1,022,500
Ziggo Bond Finance BV, 6.00%, 1/15/27 (a)	1,000,000	977,500
		45,995,382

Consumer, Cyclical - 16.6%
1011778 BC ULC / New Red Finance, Inc.:
4.25%, 5/15/24 (a)	545,000	545,000
5.00%, 10/15/25 (a)	855,000	865,687
Adient Global Holdings Ltd., 4.875%, 8/15/26 (a)	1,000,000	1,032,500
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26 (b)	2,000,000	1,980,000
American Airlines Group, Inc., 4.625%, 3/1/20 (a)	500,000	508,125
American Airlines Pass-Through Trust, 5.60%, 1/15/22 (a)	2,107,478	2,185,771
American Axle & Manufacturing, Inc., 6.25%, 4/1/25 (a)(b)	70,000	73,850
American Tire Distributors, Inc., 10.25%, 3/1/22 (a)	2,000,000	2,070,000
BCD Acquisition, Inc., 9.625%, 9/15/23 (a)	500,000	551,250
Beacon Escrow Corp., 4.875%, 11/1/25 (a)	305,000	307,669
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	3,050,000	3,225,375
Cinemark USA, Inc., 4.875%, 6/1/23	1,000,000	1,017,500
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	2,000,000	1,715,000
Group 1 Automotive, Inc., 5.25%, 12/15/23 (a)	1,250,000	1,296,875
H&E Equipment Services, Inc., 5.625%, 9/1/25 (a)	90,000	94,275
Latam Airlines Pass-Through Trust, 4.50%, 8/15/25	1,633,247	1,620,998
Lions Gate Entertainment Corp., 5.875%, 11/1/24 (a)	1,000,000	1,061,250
Mattamy Group Corp.:
6.50%, 10/1/25 (a)	355,000	377,188
6.875%, 12/15/23 (a)	875,000	929,687
Navistar International Corp., 6.625%, 11/1/25 (a)	700,000	732,116
New Albertsons, Inc., 7.75%, 6/15/26	1,500,000	1,353,750
Sonic Automotive, Inc., 6.125%, 3/15/27	2,000,000	1,995,000
Tesla, Inc., 5.30%, 8/15/25 (a)(b)	1,000,000	958,750
TRI Pointe Group, Inc., 4.875%, 7/1/21 (b)	2,000,000	2,080,000
United Continental Holdings, Inc., 4.25%, 10/1/22	225,000	225,844
Viking Cruises Ltd., 5.875%, 9/15/27 (a)	1,675,000	1,708,500
Virgin Australia Pass-Through Trust, 6.00%, 4/23/22 (a)	491,358	504,256
Wabash National Corp., 5.50%, 10/1/25 (a)	230,000	232,300
		31,248,516

Consumer, Non-cyclical - 14.1%
Albertsons Cos. LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's LLC, 5.75%, 3/15/25	325,000	294,938
Booz Allen Hamilton, Inc., 5.125%, 5/1/25 (a)	1,070,000	1,075,350

Catalent Pharma Solutions, Inc., 4.875%, 1/15/26 (a)	710,000	714,437
Centene Corp.:
4.75%, 1/15/25 (b)	1,000,000	1,020,000
6.125%, 2/15/24	1,000,000	1,060,000
Central Garden & Pet Co., 5.125%, 2/1/28	155,000	155,388
Eagle Holding Co. II LLC, 7.625%, (7.625% cash or 8.375% PIK), 5/15/22 (a)(c)	1,615,000	1,647,300
Envision Healthcare Corp., 6.25%, 12/1/24 (a)(b)	235,000	243,225
Gartner, Inc., 5.125%, 4/1/25 (a)	265,000	277,588
HCA, Inc.:
3.75%, 3/15/19	2,000,000	2,022,500
6.50%, 2/15/20	500,000	531,250
Hertz Corp. (The), 5.50%, 10/15/24 (a)	385,000	349,387
Hologic, Inc., 4.375%, 10/15/25 (a)	95,000	96,663
inVentiv Group Holdings, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc., 7.50%, 10/1/24 (a)	600,000	651,000
KAR Auction Services, Inc., 5.125%, 6/1/25 (a)	511,000	525,052
Kinetic Concepts, Inc. / KCI USA, Inc.:
7.875%, 2/15/21 (a)	1,000,000	1,046,250
12.50%, 11/1/21 (a)	80,000	90,200
Laureate Education, Inc., 8.25%, 5/1/25 (a)(b)	530,000	563,125
MPH Acquisition Holdings LLC, 7.125%, 6/1/24 (a)	1,500,000	1,601,250
Polaris Intermediate Corp., 8.50%, 12/1/22 (a)(c)	570,000	592,800
Post Holdings, Inc.:
5.00%, 8/15/26 (a)	1,000,000	986,250
5.625%, 1/15/28 (a)(b)	390,000	391,950
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23 (a)	320,000	356,000
ServiceMaster Co. LLC (The), 7.10%, 3/1/18	400,000	404,912
Team Health Holdings, Inc., 6.375%, 2/1/25 (a)(b)	1,405,000	1,260,987
Teleflex, Inc., 4.625%, 11/15/27	245,000	248,014
TMS International Corp., 7.25%, 8/15/25 (a)	310,000	324,725
United Rentals North America, Inc.:
4.625%, 7/15/23	1,000,000	1,037,620
5.50%, 5/15/27	105,000	110,775
5.875%, 9/15/26	1,750,000	1,879,062
US Foods, Inc., 5.875%, 6/15/24 (a)	2,000,000	2,110,000
Vizient, Inc., 10.375%, 3/1/24 (a)	1,000,000	1,127,500
WellCare Health Plans, Inc., 5.25%, 4/1/25	1,630,000	1,723,725
		26,519,223

Energy - 2.6%
American Midstream Partners LP / American Midstream Finance Corp., 8.50%, 12/15/21 (a)	500,000	516,250
Pattern Energy Group, Inc., 5.875%, 2/1/24 (a)	1,200,000	1,266,000
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.50%, 9/15/24 (a)	1,711,000	1,764,469
5.50%, 1/15/28 (a)	890,000	901,970
TerraForm Power Operating LLC:
4.25%, 1/31/23 (a)	150,000	149,063
5.00%, 1/31/28 (a)	230,000	227,987
6.625%, 6/15/25 (a)	145,000	158,594
		4,984,333

Financial - 6.8%
Alliant Holdings Intermediate LLC, 8.25%, 8/1/23 (a)(b)	1,090,000	1,147,225
Ally Financial, Inc., 4.25%, 4/15/21	1,000,000	1,027,500
Bank of America Corp., 6.30% to 3/10/26 (d)(e)	1,000,000	1,132,500
Citigroup, Inc., 6.25% to 8/15/26 (d)(e)	1,000,000	1,104,250
CyrusOne LP / CyrusOne Finance Corp., 5.375%, 3/15/27 (a)	75,000	78,938
Equinix, Inc., 5.375%, 5/15/27 (b)	1,000,000	1,072,500
FBM Finance, Inc., 8.25%, 8/15/21 (a)	1,175,000	1,254,312
Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, 11/15/25 (a)	330,000	336,600
KIRS Midco 3 plc, 8.625%, 7/15/23 (a)	685,000	712,400
MGIC Investment Corp., 5.75%, 8/15/23	500,000	548,125
OneMain Financial Holdings LLC, 6.75%, 12/15/19 (a)	2,750,000	2,841,575
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23 (a)	1,000,000	992,500
SBA Communications Corp., 4.00%, 10/1/22 (a)	240,000	241,500
Vantiv LLC / Vanity Issuer Corp., 4.375%, 11/15/25 (a)	245,000	248,719
		12,738,644

Industrial - 13.3%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25 (a)	2,240,000	2,363,200
BlueLine Rental Finance Corp. / BlueLine Rental LLC, 9.25%, 3/15/24 (a)	955,000	1,021,850
Bombardier, Inc., 7.50%, 12/1/24 (a)	185,000	188,238
Builders FirstSource, Inc., 5.625%, 9/1/24 (a)	1,145,000	1,195,895
BWAY Holding Co.:
5.50%, 4/15/24 (a)(b)	400,000	417,000
7.25%, 4/15/25 (a)	185,000	191,475
CD&R Waterworks Merger Sub LLC, 6.125%, 8/15/25 (a)	1,205,000	1,226,087
Cemex SAB de CV, 6.109%, (3 mo. USD LIBOR + 4.75%), 10/15/18 (a)(f)	1,000,000	1,024,400
Cleaver-Brooks, Inc., 7.875%, 3/1/23 (a)	1,150,000	1,181,625
Cloud Crane LLC, 10.125%, 8/1/24 (a)	1,135,000	1,282,550
Covanta Holding Corp., 5.875%, 7/1/25	1,165,000	1,173,737
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 9/30/26	1,000,000	987,500
DAE Funding LLC:
4.50%, 8/1/22 (a)	235,000	231,475
5.00%, 8/1/24 (a)	390,000	386,100
Engility Corp., 8.875%, 9/1/24	1,500,000	1,608,750
GFL Environmental, Inc., 5.625%, 5/1/22 (a)	1,095,000	1,141,538
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23 (a)	750,000	809,531
Park Aerospace Holdings Ltd.:
5.25%, 8/15/22 (a)	815,000	812,963
5.50%, 2/15/24 (a)	380,000	378,100
Standard Industries, Inc., 6.00%, 10/15/25 (a)	1,000,000	1,072,500
Tervita Escrow Corp., 7.625%, 12/1/21 (a)	2,000,000	2,015,000
Watco Cos. LLC / Watco Finance Corp., 6.375%, 4/1/23 (a)	1,000,000	1,040,000
Welbilt, Inc., 9.50%, 2/15/24	2,000,000	2,287,500
WESCO Distribution, Inc., 5.375%, 6/15/24	1,000,000	1,032,500
Wrangler Buyer Corp., 6.00%, 10/1/25 (a)	60,000	62,100
		25,131,614

Technology - 6.7%
Dell International LLC / EMC Corp.:

5.875%, 6/15/21 (a)	1,000,000	1,040,000
7.125%, 6/15/24 (a)(b)	755,000	826,908
EMC Corp., 1.875%, 6/1/18	1,500,000	1,492,980
Entegris, Inc., 4.625%, 2/10/26 (a)	575,000	586,500
Exela Intermediate LLC / Exela Finance, Inc., 10.00%, 7/15/23 (a)	280,000	273,700
First Data Corp., 7.00%, 12/1/23 (a)	1,500,000	1,590,000
Infor US, Inc., 6.50%, 5/15/22	1,500,000	1,560,000
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.00%, 7/15/25 (a)	400,000	423,000
NXP BV / NXP Funding LLC:
3.875%, 9/1/22 (a)	500,000	506,875
4.125%, 6/1/21 (a)	750,000	766,875
Riverbed Technology, Inc., 8.875%, 3/1/23 (a)	1,000,000	947,500
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26 (a)(b)	1,000,000	1,092,500
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24 (a)	1,000,000	1,129,980
Veritas US, Inc. / Veritas Bermuda Ltd., 10.50%, 2/1/24 (a)(b)	285,000	297,825
		12,534,643

Utilities - 1.4%
AmeriGas Partners LP / AmeriGas Finance Corp.:
5.50%, 5/20/25	500,000	507,500
5.625%, 5/20/24	100,000	104,500
5.875%, 8/20/26	100,000	103,500
NextEra Energy Operating Partners LP:
4.25%, 9/15/24 (a)	155,000	158,100
4.50%, 9/15/27 (a)	230,000	229,425
NRG Yield Operating LLC, 5.00%, 9/15/26	1,500,000	1,530,000
		2,633,025

Total Corporate Bonds (Cost $162,281,873)		164,326,974

FLOATING RATE LOANS (g) - 4.6%
Communications - 0.1%
Intelsat Jackson Holdings S.A., Term Loan, 1/14/24 (h)	170,000	172,550

Consumer, Cyclical - 1.7%
American Tire Distributors Holdings, Inc., Term Loan, 5.819%, (1 mo. USD LIBOR + 4.25%), 9/1/21	74,237	74,858
Direct ChassisLink Inc., Term Loan - Second Lien, 6/15/23 (h)	1,230,000	1,254,600
Navistar International Corporation, Term Loan, 4.90%, (1 mo. USD LIBOR + 3.50%), 11/1/24	625,000	628,711
Press Ganey Holdings, Inc., Term Loan, 4.569%, (1 mo. USD LIBOR + 3.00%), 10/23/23	997,481	1,003,092
VFH Parent LLC, Term Loan, 5.135%, (3 mo. USD LIBOR + 3.75%), 12/30/21	262,174	265,397
		3,226,658

Financial - 0.5%
Asurion LLC, Term Loan - Second Lien, 7.569%, (1 mo. USD LIBOR + 6.00%), 8/4/25	855,000	880,294

Technology - 1.8%
Applied Systems, Inc., Term Loan, 4.943%, (3 mo. USD LIBOR + 3.25%), 9/19/24	1,995,000	2,018,136
Solera, LLC, Term Loan, 4.818%, (1 mo. USD LIBOR + 3.25%), 3/3/23	316,776	319,152
Veritas Bermuda Ltd., Term Loan, 6.193%, (3 mo. USD LIBOR + 4.50%), 1/27/23	992,500	996,531

		3,333,819

Utilities - 0.5%
TerraForm Power Operating, LLC, Term Loan, 4.147%, (3 mo. USD LIBOR + 2.75%), 11/8/22	1,000,000	1,012,500

Total Floating Rate Loans (Cost $8,537,937)		8,625,821

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 1.6%
Bellemeade Re Ltd., Series 2015-1A, Class B1, 7.629%, (1 mo. USD LIBOR + 6.30%), 7/25/25 (a)(f)	700,000	725,506
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQ2, Class M3, 4.802%, (1 mo. USD LIBOR + 3.25%), 5/25/25 (f)	1,000,000	1,134,263
Series 2015-HQA2, Class B, 12.052%, (1 mo. USD LIBOR + 10.50%), 5/25/28 (f)	798,789	1,103,329

Total Collateralized Mortgage-Backed Obligations (Cost $2,440,010)		2,963,098

ASSET-BACKED SECURITIES - 1.6%
Automobile - 0.3%
Skopos Auto Receivables Trust, Series 2015-1A, Class B, 5.43%, 12/15/23 (a)	662,081	665,376

Consumer Loan - 0.3%
Conn Funding II LP, Series 2016-B, Class B, 7.34%, 3/15/19 (a)	403,746	407,140
Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.21%, 3/15/21 (a)	76,314	76,355
		483,495

Other - 1.0%
Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32 (a)(i)	1,916,667	1,936,526

Total Asset-Backed Securities (Cost $3,037,355)		3,085,397

	SHARES	VALUE ($)
COMMON STOCKS - 0.1%
Media - 0.1%
AMC Entertainment Holdings, Inc., Class A (b)	10,000	151,000

Total Common Stocks (Cost $143,281)		151,000

	PRINCIPAL AMOUNT ($)	VALUE ($)
CONVERTIBLE BONDS - 0.5%
Energy - 0.5%
SolarCity Corp., 1.625%, 11/1/19	1,000,000	930,625

Total Convertible Bonds (Cost $956,930)		930,625

TIME DEPOSIT - 3.5%
State Street Bank and Trust Eurodollar Time Deposit, 0.12%, 1/2/18	6,644,051	6,644,051

Total Time Deposit (Cost $6,644,051)		6,644,051

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 9.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.21%	16,939,280	16,939,280

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $16,939,280)		16,939,280

TOTAL INVESTMENTS (Cost $200,980,717) - 108.1%		203,666,246
Other assets and liabilities, net - (8.1%)		(15,231,344)
NET ASSETS - 100.0%		188,434,902

NOTES TO SCHEDULE OF INVESTMENTS
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $102,439,622, which represents 54.4% of the net assets of the Fund as of December 31, 2017.

(b) All or a portion of this security was on loan at December 31, 2017. The aggregate market value of securities on loan at December 31, 2017 was $16,420,238 and the total market value of the collateral received by the Fund was $16,939,280.

(c) Represents a payment-in-kind security which may pay interest in additional principal at the issuer's discretion.
(d) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(e) Security converts to floating rate after the indicated fixed-rate coupon period.
(f) Variable rate security. The stated interest rate represents the rate in effect at December 31, 2017.
(g) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at December 31, 2017. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(h) The floating-rate loan will settle after December 31, 2017, at which time the interest rate will be determined.
(i) Multi-step coupon security. The interest rate disclosed is that which is in effect on December 31, 2017.

Abbreviations:
LIBOR:	London Interbank Offered Rate
PIK:	Payment In Kind
USD:	United States Dollar

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period.

The following table summarizes the market value of the Fund's holdings as of December 31, 2017, based on the inputs used to value them:

Investments in Securities - Assets	Level 1		Level 2	Level 3	Total
Corporate Bonds	$—		$164,326,974	$—	$164,326,974
Floating Rate Loans	—		8,625,821	—	8,625,821
Collateralized Mortgage-Backed Obligations	—		2,963,098	—	2,963,098
Asset-Backed Securities	—		3,085,397	—	3,085,397
Common Stocks	151,000	*	—	—	151,000
Convertible Bonds	—		930,625	—	930,625
Time Deposit	—		6,644,051	—	6,644,051
Short Term Investment of Cash Collateral for Securities Loaned	16,939,280		—	—	16,939,280
Total	$17,090,280		$186,575,966	$—	$203,666,246

* The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2017 is not presented. There were no transfers between Level 1 and Level 2 during the fiscal year to date ended December 31, 2017.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Calvert Fund

By:    /s/ John H. Streur
John H. Streur
President

Date:    February 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
John H. Streur
President

Date:    February 23, 2018

By:    /s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:    February 23, 2018